PROSPECTUS

Consultant, R, and K Class Shares MAY 1, 2014

Fund	Consultant	R	K

Royce Pennsylvania Mutual Fund	RYPCX	RPMRX	RPMKX

Royce Micro-Cap Fund	RYMCX	—	—

Royce Premier Fund	RPRCX	RPRRX	RPRKX

Royce Low-Priced Stock Fund	—	RLPRX	RLPKX

Royce Total Return Fund	RYTCX	RTRRX	RTRKX

Royce Heritage Fund	RYGCX	RHFRX	RHFKX

Royce Opportunity Fund	ROFCX	ROFRX	ROFKX

Royce Special Equity Fund	RSQCX	—	—

Royce Value Fund	RVFCX	RVVRX	RVFKX

Royce Value Plus Fund	RVPCX	RVPRX	RVPKX

Royce 100 Fund	—	ROHRX	ROHKX

Royce Dividend Value Fund	RDVCX	—	—

Royce Global Value Fund	RGVHX	RGVRX	RGVKX

Royce Special Equity Multi-Cap Fund	RSMLX	—	—

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities or determined that the information in this prospectus is accurate or complete. It is a crime to represent otherwise.

www.roycefunds.com

Table of Contents

Royce Pennsylvania Mutual Fund	2
Royce Micro-Cap Fund	5
Royce Premier Fund	8
Royce Low-Priced Stock Fund	11
Royce Total Return Fund	14
Royce Heritage Fund	17
Royce Opportunity Fund	20
Royce Special Equity Fund	23
Royce Value Fund	26
Royce Value Plus Fund	29
Royce 100 Fund	32
Royce Dividend Value Fund	35
Royce Global Value Fund	38
Royce Special Equity Multi-Cap Fund	41
Financial Highlights	44
Royce’s Investment Universe	50
Investing in Foreign Securities	52
Management of the Funds	53
General Shareholder Information	57
Guide for Direct Shareholders	63

Consultant Class Shares of The Royce Funds are generally offered only through certain broker-dealers. R and K Class Shares of The Royce Funds are generally offered only through certain broker-dealers to “Retirement Plans” held on the books of the Funds through omnibus account arrangements.

The Royce Fund Prospectus 2014 | 1

Royce Pennsylvania Mutual Fund

Investment Goal
Royce Pennsylvania Mutual Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Consultant Class	R Class	K Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.75%	0.75%	0.75%
Distribution (12b-1) fees	1.00%	0.50%	0.25%
Other expenses	0.19%	0.31%	0.37%
Acquired fund fees and expenses	0.01%	0.01%	0.01%

Total annual Fund operating expenses	1.95%	1.57%	1.38%

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Consultant Class	R Class	K Class

1 Year	$198	$160	$140

3 Years	$612	$496	$437

5 Years	$1,052	$855	$755

10 Years	$2,275	$1,867	$1,657

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

2 | The Royce Fund Prospectus 2014

Royce Pennsylvania Mutual Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of small-cap companies with stock market capitalizations up to $2.5 billion that it believes are trading below its estimate of their current worth. Royce looks at several factors in making this determination, including strong balance sheets and/or the ability to generate and effectively allocate excess cash flow. Royce also considers companies with strong business prospects and the potential for improvement in internal rates of return. In addition, it seeks companies that have what it believes are attractively undervalued assets and turnaround potential following business difficulties.
    Normally, the Fund invests at least 65% of its net assets in the equity securities of such small-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Pennsylvania Mutual Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
    The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
    Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.
    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
 The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The R Class commenced operations on May 21, 2007 and the K Class commenced operations on May 15, 2008. Performance information prior to these dates is for Investment Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Consultant, R and, K Classes have higher expenses than the Investment Class. If R or K Classes’ expenses had been reflected, total returns prior to their respective inception dates would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Consultant Class

During the period shown in the bar chart, the highest return for a calendar quarter was 22.56% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -26.40% (quarter ended 12/31/08).

    The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or

The Royce Fund Prospectus 2014 | 3

Royce Pennsylvania Mutual Fund (concluded)

local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

ANNUALIZED TOTAL RETURNS (12/31/13)

	1 Year	5 Year	10 Year

Consultant Class
Return Before Taxes	33.94%	19.02%	8.98%
Return After Taxes on Distributions	32.04	18.32	8.16
Return After Taxes on Distributions and Sale of Fund Shares	20.68	15.58	7.39

R Class
Return Before Taxes	34.42	19.37	9.55

K Class Return Before Taxes	34.72	19.53	9.71

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	38.82	20.08	9.07

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce manages the Fund, assisted by Jay S. Kaplan and Lauren A. Romeo. Mr. Royce has managed the Fund since 1972. Mr. Kaplan and Ms. Romeo have served as the Fund’s assistant portfolio managers since 2003 and 2006, respectively.

How to Purchase and Sell Fund Shares
The Fund’s R and K Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary).
    Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

    You may sell shares purchased directly from The Royce Funds at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
 The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
 If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4 | The Royce Fund Prospectus 2014

Royce Micro-Cap Fund

Investment Goal
 Royce Micro-Cap Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Consultant Class

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.30%
Distribution (12b-1) fees	1.00%
Other expenses	0.22%
Acquired fund fees and expenses	0.03%

Total annual Fund operating expenses	2.55%

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Consultant Class

1 Year	$258

3 Years	$793

5 Years	$1,355

10 Years	$2,885

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

The Royce Fund Prospectus 2014 | 5

Royce Micro-Cap Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of micro-cap companies with stock market capitalizations up to $750 million. Royce generally focuses on micro-cap companies that it believes are trading below its estimate of their current worth, basing this assessment chiefly on strong balance sheets and other indicators of financial strength. The Fund also seeks companies that Royce believes have strong growth prospects and the potential for improvement in cash flow levels and internal rates of return.
    Normally, the Fund invests at least 80% of its net assets in the equity securities of companies with market caps up to $750 million. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Micro-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
    The prices of micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
    Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.
    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
 The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Microcap Index, the Fund’s benchmark index, and the Russell 2000 Index.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Consultant Class

During the period shown in the bar chart, the highest return for a calendar quarter was 30.46% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -27.65% (quarter ended 12/31/08).

    The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

6 | The Royce Fund Prospectus 2014

Royce Micro-Cap Fund (concluded)

ANNUALIZED TOTAL RETURNS (12/31/13)

	1 Year	5 Year	10 Year

Return Before Taxes	20.08%	17.28%	7.75%
Return After Taxes on Distributions	17.85	16.32	6.32
Return After Taxes on Distributions and Sale of Fund Shares	13.12	14.13	6.26

Russell Microcap Index (Reflects no deductions for fees, expenses, or taxes)	45.62	21.05	6.99

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	38.82	20.08	9.07

Certain immaterial adjustments were made to the net assets of the Fund at 12/30/11 for financial reporting purposes, and as a result the net asset values for shareholder transactions on that date and the total returns based on those net asset values differ from the adjusted net asset values and total returns reported in the Financial Highlights.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Jenifer L. Taylor manages the Fund, assisted by W. Whitney George and Brendan J. Hartman. Ms. Taylor previously served as the Fund’s co-manager (2006- 2008) and became primary portfolio manager in 2009. Mr. George has served as assistant portfolio manager since 2009, and Mr. Hartman became assistant portfolio manager in 2013.

How to Purchase and Sell Fund Shares
 Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

    You may sell shares purchased directly from The Royce Funds at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
 The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
 If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2014 | 7

Royce Premier Fund

Investment Goal Royce Premier Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Consultant Class	R Class	K Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.94%	0.94%	0.94%
Distribution (12b-1) fees	1.00%	0.50%	0.25%
Other expenses	0.19%	0.30%	0.40%

Total annual Fund operating expenses	2.13%	1.74%	1.59%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Consultant Class	R Class	K Class

1 Year	$216	$177	$162

3 Years	$667	$548	$502

5 Years	$1,144	$944	$866

10 Years	$2,462	$2,052	$1,889

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

8 | The Royce Fund Prospectus 2014

Royce Premier Fund (continued)

Principal Investment Strategy

Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally less than 100) of the equity securities of small-cap companies with stock market capitalizations from $750 million to $2.5 billion. Royce looks for companies that it considers “premier”—those that it believes are trading below its estimate of their current worth that also have excellent business strengths, strong balance sheets, and/or improved prospects for growth, as well as those with the potential for improvement in cash flow levels and internal rates of return.

    Normally, the Fund invests at least 80% of its net assets in the equity securities of such premier companies. At least 65% of these securities will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Premier Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

    The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The R Class commenced operations on May 21, 2007, and the K Class commenced operations on May 15, 2008. Performance information prior to these dates is for Investment Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Consultant, R, and K Classes have higher expenses than the Investment Class. If R or K Classes’ expenses had been reflected, total returns prior to their respective inception dates would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Consultant Class

During the period shown in the bar chart, the highest return for a calendar quarter was 21.55% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -22.18% (quarter ended 12/31/08).

    The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest

The Royce Fund Prospectus 2014 | 9

Royce Premier Fund (concluded)

federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

ANNUALIZED TOTAL RETURNS (12/31/13)

	1 Year	5 Year	10 Year

Consultant Class Return Before Taxes	26.47%	17.74%	10.50%
Return After Taxes on Distributions	23.23	16.54	9.44
Return After Taxes on Distributions and Sale of Fund Shares	17.47	14.55	8.72

R Class Return Before Taxes	26.88	18.15	11.16

K Class Return Before Taxes	27.01	18.35	11.34

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	38.82	20.08	9.07

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce and W. Whitney George co-manage the Fund, assisted by Lauren A. Romeo. Mr. Royce has managed the Fund since its inception, and Mr. George has co-managed it with him since 2002. Ms. Romeo has served as the Fund’s assistant portfolio manager since 2006.

How to Purchase and Sell Fund Shares
The Fund’s R and K Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary).
    Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

    You may sell shares purchased directly from The Royce Funds at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10 | The Royce Fund Prospectus 2014

Royce Low-Priced Stock Fund

Investment Goal
Royce Low-Priced Stock Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	R Class	K Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.14%	1.14%
Distribution (12b-1) fees	0.50%	0.25%
Other expenses	0.57%	0.53%

Total annual Fund operating expenses	2.21%	1.92%

Fee waivers and/or expense reimbursements	(0.37)%	(0.33)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.84%	1.59%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the R and K Classes’ net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.84% and 1.59%, respectively, through April 30, 2015 and at or below 1.99% through April 30, 2024 for the R Class.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	R Class	K Class

1 Year	$187	$162

3 Years	$610	$571

5 Years	$1,059	$1,006

10 Years	$2,305	$2,217

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

The Royce Fund Prospectus 2014 | 11

Royce Low-Priced Stock Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the low-priced equity securities of small-cap companies with stock market capitalizations up to $2.5 billion. Royce defines low-priced as those companies whose average cost per share in the Fund’s portfolio is less than $25. It seeks companies that are trading below its estimate of their current worth that also possess a strong balance sheet and other strong business characteristics. In selecting securities for the Fund, Royce generally uses a bottom-up, value approach.
    Normally, the Fund invests at least 80% of its net assets in low-priced equity securities. At least 65% of these securities will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets (measured at the time of investment) in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in “developed countries,” the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in “developing countries.” Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information).
    The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
 As with any mutual fund that invests in common stocks, Royce Low-Priced Stock Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
    The prices of low-priced small-cap securities are generally even more volatile and their markets are even less liquid than for securities with higher share prices or securities of larger-cap companies. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in higher-priced smaller companies, larger-cap companies, or other asset classes. Some issuers of low-priced securities may be financially distressed or involved in bankruptcy, liquidation, reorganization, or recapitalization proceedings. Specifically because of their lower prices relative to other companies, low-priced stocks may be subject to even more abrupt or erratic market movements.
    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. These risks may be heightened for developing markets securities. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
    Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.
    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
 The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (R Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The R Class commenced operations on May 21, 2007 and the K Class commenced operations on May 15, 2008. Performance information prior to these dates is for Service Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The R Class has higher expenses than the Service Class. If R Class’s expenses had been reflected, total returns prior to May 21, 2007 for that Class would have been lower.
    The table also presents the impact of taxes on the Fund’s returns (R Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local

12 | The Royce Fund Prospectus 2014

Royce Low-Priced Stock Fund (concluded)

income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)
R Class

During the period shown in the bar chart, the highest return for a calendar quarter was 26.55% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -26.00% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/13)

	1 Year	5 Year	10 Year

R Class
Return Before Taxes	12.44%	14.86%	6.80%
Return After Taxes on Distributions	8.94	13.55	5.52
Return After Taxes on Distributions and Sale of Fund Shares	9.77	12.21	5.66

K Class Return Before Taxes	12.74	15.16	6.99

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	38.82	20.08	9.07

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. W. Whitney George manages the Fund, assisted by James A. (Chip) Skinner III and James Stoeffel. Mr. George became portfolio manager in 2000. Mr. Skinner has served as the Fund’s assistant portfolio manager since 2004, and Mr. Stoeffel became assistant portfolio manager in 2013.

How to Purchase and Sell Fund Shares
 The Fund’s R and K Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary).
    You may purchase or sell Fund shares only through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
 The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
 If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2014 | 13

Royce Total Return Fund

Investment Goals
Royce Total Return Fund’s investment goals are long-term growth of capital and current income.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Consultant Class	R Class	K Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.96%	0.96%	0.96%
Distribution (12b-1) fees	1.00%	0.50%	0.25%
Other expenses	0.19%	0.29%	0.29%
Acquired fund fees and expenses	0.05%	0.05%	0.05%

Total annual Fund operating expenses	2.20%	1.80%	1.55%

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Consultant Class	R Class	K Class

1 Year	$223	$183	$158

3 Years	$688	$566	$490

5 Years	$1,180	$975	$845

10 Years	$2,534	$2,116	$1,845

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

14 | The Royce Fund Prospectus 2014

Royce Total Return Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in dividend-paying securities of small-cap companies with stock market capitalizations up to $2.5 billion that it believes are trading below its estimate of their current worth. Royce bases this assessment chiefly on strong balance sheets and other indicators of financial strength. Royce also considers companies that it believes have strong business prospects as well as the potential for improvement in cash flow levels and internal rates of return.
    Normally, the Fund invests at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the Fund, and at least 65% will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
 As with any mutual fund that invests in common stocks, Royce Total Return Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
    The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute and/or that the Fund will achieve its investment goals.
    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
    Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.
    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
 The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The R Class commenced operations on May 21, 2007 and the K Class commenced operations on May 15, 2008. Performance information prior to these dates is for Investment Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Consultant, R, and K Classes have higher expenses than the Investment Class. If R or K Classes’ expenses had been reflected, total returns prior to their respective inception dates would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Consultant Class

During the period shown in the bar chart, the highest return for a calendar quarter was 17.14% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -23.32% (quarter ended 12/31/08).

The Royce Fund Prospectus 2014 | 15

Royce Total Return Fund (concluded)

ANNUALIZED TOTAL RETURNS (12/31/13)

	1 Year	5 Year	10 Year

Consultant Class
Return Before Taxes	31.38%	17.22%	8.02%
Return After Taxes on Distributions	28.86	16.53	7.42
Return After Taxes on Distributions and Sale of Fund Shares	19.73	14.01	6.59

R Class Return Before Taxes	31.95	17.69	8.64

K Class Return Before Taxes	32.20	18.03	8.89

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	38.82	20.08	9.07

    The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce serves as the Fund’s lead portfolio manager. Jay S. Kaplan manages the Fund with him. They are assisted by George Necakov and Chris E. Flynn. Mr. Royce has managed the Fund since its inception. Mr. Kaplan became portfolio manager in 2011 and previously served as assistant portfolio manager (2005-2011). Mr. Necakov has served as assistant portfolio manager since 2005, and Mr. Flynn has served as assistant portfolio manager since 2007.

How to Purchase and Sell Fund Shares
 The Fund’s R and K Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary).
    Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

    You may sell shares purchased directly from The Royce Funds at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16 | The Royce Fund Prospectus 2014

Royce Heritage Fund

Investment Goal
 Royce Heritage Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Consultant Class	R Class	K Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Annual Trustee’s Fee-Applies Only to GiftShare Accounts	$50	N/A	N/A

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%	1.00%	1.00%
Distribution (12b-1) fees	1.00%	0.50%	0.25%
Other expenses	0.37%	0.40%	0.45%
Acquired fund fees and expenses	0.04%	0.04%	0.04%

Total annual Fund operating expenses	2.41%	1.94%	1.74%

Fee waivers and/or expense reimbursements	0.00%	(0.06)%	(0.11)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	2.41%	1.88%	1.63%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the R and K Classes’ net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.84% and 1.59%, respectively, through April 30, 2015.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the R and K Classes in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Consultant Class	R Class	K Class

1 Year	$244	$191	$166

3 Years	$751	$603	$537

5 Years	$1,285	$1,041	$933

10 Years	$2,746	$2,259	$2,043

(Exclusive of $50 annual trustee’s fee per GiftShare Account.)

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

The Royce Fund Prospectus 2014 | 17

Royce Heritage Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of companies that it believes are trading below its estimate of their current worth. Royce looks at several factors in making this determination, seeking companies that it believes possess attractive business characteristics. These characteristics may include strong balance sheets, discernible competitive and/or industry advantages, pricing power, business franchise, franchise sustainability, and the potential for improvement in cash flow levels and internal rates of return. Although the Fund may invest in equity securities of any market capitalization, Royce expects that a significant portion of the Fund’s assets may be invested in the equity securities of small- and mid-cap companies with stock market capitalizations up to $15 billion.
    Normally, the Fund invests at least 65% of its net assets in equity securities. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets (measured at the time of investment) in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in “developed countries,” the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in “developing countries.” Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information).
    In selecting securities for the Fund, Royce generally uses a bottom-up, value approach. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
 As with any mutual fund that invests in common stocks, Royce Heritage Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate, sometimes sharply and unpredictably, and an account could lose money over short or long periods of time.
    The prices of small- and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. These risks may be heightened for developing markets securities. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
    Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.
    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
 The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The R and K Classes commenced operations on May 15, 2008. Performance information prior to this date is for Service Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Consultant and R Classes have higher expenses than the Service Class. If R Class’s expenses had been reflected, total returns prior to May 15, 2008 would have been lower.

18 | The Royce Fund Prospectus 2014

Royce Heritage Fund (continued)

CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Consultant Class

During the period shown in the bar chart, the highest return for a calendar quarter was 28.62% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -25.06% (quarter ended 12/31/08).

     The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

ANNUALIZED TOTAL RETURNS (12/31/13)

	1 Year	5 Year	10 Year

Consultant Class
Return Before Taxes	24.73%	19.21%	8.99%
Return After Taxes on Distributions	20.44	18.00	7.31
Return After Taxes on Distributions and Sale of Fund Shares	16.93	15.71	7.08

R Class Return Before Taxes	25.51	19.89	9.86

K Class Return Before Taxes	25.69	20.17	10.00

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	38.82	20.08	9.07

Certain immaterial adjustments were made to the net assets of the Fund at 12/30/11 for financial reporting purposes, and as a result the net asset values for shareholder transactions on that date and the total returns based on those net asset values differ from the adjusted net asset values and total returns reported in the Financial Highlights.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce serves as the Fund’s lead portfolio manager. James J. Harvey and Steven G. McBoyle manage the Fund with him. Mr. Royce has managed the Fund since its inception. Mr. Harvey became portfolio manager in 2010 and previously served as assistant portfolio manager (2004-2010). Mr. McBoyle became portfolio manager in 2012 and previously served as assistant portfolio manager (2011-2012).

How to Purchase and Sell Fund Shares
 The Fund’s R and K Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary).
    Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

    You may sell shares purchased directly from The Royce Funds at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2014 | 19

Royce Opportunity Fund

Investment Goal
Royce Opportunity Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Consultant Class	R Class	K Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.99%	0.99%	0.99%
Distribution (12b-1) fees	1.00%	0.50%	0.25%
Other expenses	0.32%	0.33%	0.22%
Acquired fund fees and expenses	0.01%	0.01%	0.01%

Total annual Fund operating expenses	2.32%	1.83%	1.47%

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Consultant Class	R Class	K Class

1 Year	$235	$186	$150

3 Years	$724	$576	$465

5 Years	$1,240	$990	$803

10 Years	$2,656	$2,148	$1,757

Portfolio Turnover
 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

20 | The Royce Fund Prospectus 2014

Royce Opportunity Fund (continued)

Principal Investment Strategy
 Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of small-cap companies with stock market capitalizations up to $2.5 billion in an attempt to take advantage of what it believes are opportunistic situations for undervalued securities.
    Such opportunistic situations may include turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values, or undervalued growth companies. Although the Fund normally focuses on the securities of companies with stock market capitalizations up to $2.5 billion, it may, in certain market environments, invest an equal or greater percentage of its assets in securities of larger-cap companies and may invest up to 10% of its assets (measured at the time of investment) in securities of companies headquartered in foreign countries.
    Normally, the Fund invests at least 65% of its net assets in equity securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
 As with any mutual fund that invests in common stocks, Royce Opportunity Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
    The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
    The Fund’s opportunistic value approach may not be successful and could result in portfolio losses. To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.
    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
 The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Consultant Class commenced operations on March 30, 2006, the R Class commenced operations on May 21, 2007, and the K Class commenced operations on May 15, 2008. Performance information prior to these dates is for Investment Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Consultant, R, and K Classes have higher expenses than the Investment Class. If Consultant, R, or K Class’s expenses had been reflected, total returns prior to their respective inception dates would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Consultant Class

During the period shown in the bar chart, the highest return for a calendar quarter was 36.38% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -36.51% (quarter ended 12/31/08).

    The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an

The Royce Fund Prospectus 2014 | 21

Royce Opportunity Fund (concluded)

individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

ANNUALIZED TOTAL RETURNS (12/31/13)

	1 Year	5 Year	10 Year

Consultant Class
Return Before Taxes	41.93%	25.62%	8.90%
Return After Taxes on Distributions	38.43	24.68	7.65
Return After Taxes on Distributions and Sale of Fund Shares	26.35	21.24	7.23

R Class
Return Before Taxes	42.56	26.30	9.39

K Class Return Before Taxes	43.07	26.65	9.72

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	38.82	20.08	9.07

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Boniface A. Zaino serves as the Fund’s lead portfolio manager. William A. Hench manages the Fund with him. Mr. Zaino has managed the Fund since 1998. Mr. Hench became portfolio manager in 2013 and previously served as the Fund’s assistant portfolio manager (2004-2013).

How to Purchase and Sell Fund Shares
 The Fund’s R and K Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary).
    Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

    You may sell shares purchased directly from The Royce Funds at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
 The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
 If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

22 | The Royce Fund Prospectus 2014

Royce Special Equity Fund

Investment Goal
Royce Special Equity Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Consultant Class

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.98%
Distribution (12b-1) fees	1.00%
Other expenses	0.19%

Total annual Fund operating expenses	2.17%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Consultant Class

1 Year	$220

3 Years	$679

5 Years	$1,164

10 Years	$2,503

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

The Royce Fund Prospectus 2014 | 23

Royce Special Equity Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of small-cap companies with stock market capitalizations up to $2.5 billion. The portfolio manager applies an intensive value approach in managing the Fund’s assets. This approach, which attempts to combine classic value analysis, the identification of good businesses, and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff.

     Normally, the Fund invests at least 80% of its net assets in equity securities. At least 65% of these securities will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 5% of its assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/ or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Special Equity Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

     The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of December 31, 2013 the Fund held less than 50 portfolio securities. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

The Fund’s intensive value approach may not be successful and could result in portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Consultant Class

During the period shown in the bar chart, the highest return for a calendar quarter was 18.38% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -15.14% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/13)

	1 Year	5 Year	10 Year

Return Before Taxes	27.97%	16.81%	8.34%
Return After Taxes on Distributions	25.29	15.91	7.43
Return After Taxes on Distributions and Sale of Fund Shares	17.92	13.71	6.84

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	38.82	20.08	9.07

    The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise

24 | The Royce Fund Prospectus 2014

Royce Special Equity Fund (concluded)

tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800)-221-4268.

Investment Adviser and Portfolio Management

Royce serves as investment adviser to the Fund. Charles R. Dreifus manages the Fund. Mr. Dreifus has managed the Fund since its inception.

How to Purchase and Sell Fund Shares

Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     You may sell shares purchased directly from The Royce Funds at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information

The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2014 | 25

Royce Value Fund

Investment Goal
Royce Value Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Consultant Class	R Class	K Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%	1.00%	1.00%
Distribution (12b-1) fees	1.00%	0.50%	0.25%
Other expenses	0.29%	0.33%	0.37%

Total annual Fund operating expenses	2.29%	1.83%	1.62%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Consultant Class	R Class	K Class

1 Year	$232	$186	$165

3 Years	$715	$576	$511

5 Years	$1,225	$990	$881

10 Years	$2,626	$2,148	$1,922

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

26 | The Royce Fund Prospectus 2014

Royce Value Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of small- and mid-cap companies with stock market capitalizations up to $5 billion that Royce believes are trading below its estimate of their current worth. Royce focuses on companies that it believes also possess financial strength, a strong business model, and the ability to generate and effectively allocate excess free cash flow.
     Normally, the Fund invests at least 80% of its net assets in equity securities of companies with stock market capitalizations up to $5 billion at the time of investment. The Fund may continue to hold or, in some cases, build positions in companies with market capitalizations of more than $5 billion. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
     The prices of small- and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of December 31, 2013 the Fund held less than 75 portfolio securities. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may involve more risk to investors than a more broadly diversified portfolio of small- and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.
     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
     Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Consultant Class commenced operations on March 30, 2006, the R Class commenced operations on September 14, 2007, and the K Class commenced operations on May 15, 2008. Performance information prior to these dates is for Service Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Consultant and R Classes have higher expenses than the Service Class. If Consultant or R Class’s expenses had been reflected, total returns prior to their respective inception dates would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Consultant Class

During the period shown in the bar chart, the highest return for a calendar quarter was 22.59% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -27.36% (quarter ended 12/31/08).

The Royce Fund Prospectus 2014 | 27

Royce Value Fund (concluded)

     The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

ANNUALIZED TOTAL RETURNS (12/31/13)

	1 Year	5 Year	10 Year

Consultant Class
Return Before Taxes	26.61%	17.65%	10.37%
Return After Taxes on Distributions	23.77	16.70	9.60
Return After Taxes on Distributions and Sale of Fund Shares	16.17	14.32	8.48

R Class
Return Before Taxes	27.21	18.19	10.88

K Class
Return Before Taxes	27.55	18.20	10.90

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	38.82	20.08	9.07

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Jay S. Kaplan manages the Fund, assisted by Lauren A. Romeo and W. Whitney George. Mr. Kaplan previously served as the Fund’s co-manager (2003-2012) and became primary portfolio manager in 2013. Ms. Romeo has served as the Fund’s assistant portfolio manager since 2008. Mr. George became assistant portfolio manager in 2013. He previously served as co-manager (2004-2012).

How to Purchase and Sell Fund Shares
The Fund’s R and K Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary).
     Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     You may sell shares purchased directly from The Royce Funds at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

28 | The Royce Fund Prospectus 2014

Royce Value Plus Fund

Investment Goal
Royce Value Plus Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Consultant Class	R Class	K Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%	1.00%	1.00%
Distribution (12b-1) fees	1.00%	0.50%	0.25%
Other expenses	0.36%	0.91%	1.37%
Acquired fund fees and expenses	0.01%	0.01%	0.01%

Total annual Fund operating expenses	2.37%	2.42%	2.63%

Fee waivers and/or expense reimbursements	0.00%	(0.57)%	(1.03)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	2.37%	1.85%	1.60%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the R and K Classes’ net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.84% and 1.59%, respectively, through April 30, 2015 and at or below 1.99% through April 30, 2024 for the R and K Classes.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the R and K Classes for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Consultant Class	R Class	K Class

1 Year	$240	$188	$163

3 Years	$739	$613	$589

5 Years	$1,265	$1,064	$1,041

10 Years	$2,706	$2,315	$2,295

Portfolio Turnover
 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

The Royce Fund Prospectus 2014 | 29

Royce Value Plus Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of small- and mid-cap companies with stock market capitalizations up to $5 billion that Royce believes have above-average growth prospects. Royce also considers the extent to which such companies are trading below its estimate of their current worth and/or have the potential for higher internal rates of return or improved profit margins.
     Normally, the Fund invests at least 80% of its net assets in equity securities of companies with stock market capitalizations up to $5 billion at the time of investment. The Fund may continue to hold or, in some cases, build positions in companies with market capitalizations of more than $5 billion. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/ or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
 As with any mutual fund that invests in common stocks, Royce Value Plus Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
     The prices of small- and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.
     Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance
 The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Consultant Class commenced operations on March 30, 2006, the R Class commenced operations on September 14, 2007, and the K Class commenced operations on May 15, 2008. Performance information prior to these dates is for Service Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Consultant and R Classes have higher expenses than the Service Class. If Consultant or R Class’s expenses had been reflected, total returns prior to their respective inception dates would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Consultant Class

During the period shown in the bar chart, the highest return for a calendar quarter was 23.76% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -29.14% (quarter ended 12/31/08).

     The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution

30 | The Royce Fund Prospectus 2014

Royce Value Plus Fund (concluded)

of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

ANNUALIZED TOTAL RETURNS (12/31/13)

	1 Year	5 Year	10 Year

Consultant Class
Return Before Taxes	31.31%	17.42%	8.65%
Return After Taxes on Distributions	28.80	16.96	8.13
Return After Taxes on Distributions and Sale of Fund Shares	19.66	14.13	7.00

R Class
Return Before Taxes	31.95	17.91	9.10

K Class
Return Before Taxes	32.31	18.22	9.28

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	38.82	20.08	9.07

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. James A. (Chip) Skinner III manages the Fund, assisted by W. Whitney George and Carl D. Brown. Mr. Skinner became the Fund’s primary portfolio manager in 2007 and previously co-managed the Fund (2003- 2007). Mr. George became assistant portfolio manager in 2007, and Mr. Brown became assistant portfolio manager in 2013.

How to Purchase and Sell Fund Shares
 The Fund’s R and K Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary).
     Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     You may sell shares purchased directly from The Royce Funds at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
 The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
 If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2014 | 31

Royce 100 Fund

Investment Goal
Royce 100 Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	R Class	K Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%	1.00%
Distribution (12b-1) fees	0.50%	0.25%
Other expenses	0.78%	0.53%
Acquired fund fees and expenses	0.01%	0.01%

Total annual Fund operating expenses	2.29%	1.79%

Fee waivers and/or expense reimbursements	(0.44)%	(0.19)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.85%	1.60%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the R and K Classes’ net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.84% and 1.59%, respectively, through April 30, 2015 and at or below 1.99% through April 30, 2024 for the R Class.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	R Class	K Class

1 Year	$188	$163

3 Years	$613	$545

5 Years	$1,064	$952

10 Years	$2,315	$2,090

Portfolio Turnover
 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

32 | The Royce Fund Prospectus 2014

Royce 100 Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally up to 100) of the equity securities of primarily small- and mid-cap companies with stock market capitalizations up to $5 billion. Royce selects securities of approximately 100 “outstanding” companies—those that in its view are trading at attractive valuations that also have excellent business strengths, strong balance sheets, and/or improved prospects for growth, as well as those with the potential for improvement in cash flow levels and internal rates of return.
     Normally, the Fund invests at least 80% of its net assets in equity securities issued by companies with stock market capitalizations up to $5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
 As with any mutual fund that invests in common stocks, Royce 100 Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
     The prices of small- and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may also involve more risk to investors than a more broadly diversified portfolio of smaller-company securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.
     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
     Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance
 The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (K Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The R and K Classes commenced operations on May 15, 2008. Performance information prior to this date is for Service Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The R Class has higher expenses than the Service Class. If R Class’s expenses had been reflected, total returns prior to May 15, 2008 for that Class would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)
K Class

During the period shown in the bar chart, the highest return for a calendar quarter was 23.57% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -23.59% (quarter ended 9/30/11).

     The table also presents the impact of taxes on the Fund’s returns (K Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your

The Royce Fund Prospectus 2014 | 33

Royce 100 Fund (concluded)

investment is in a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

ANNUALIZED TOTAL RETURNS (12/31/13)

	1 Year	5 Year	10 Year

K Class
Return Before Taxes	30.69%	18.44%	11.40%
Return After Taxes on Distributions	27.50	17.44	10.44
Return After Taxes on Distributions and Sale of Fund Shares	19.84	15.10	9.36

R Class
Return Before Taxes	30.45	18.13	11.23

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	38.82	20.08	9.07

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce and Lauren A. Romeo co-manage the Fund. Mr. Royce has managed the Fund since its inception. Ms. Romeo became co-manager in 2013 and previously served as portfolio manager (2010-2013) and assistant portfolio manager (2006-2010).

How to Purchase and Sell Fund Shares
 The Fund’s R and K Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary).
     You may purchase or sell Fund shares only through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
 The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
 If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

34 | The Royce Fund Prospectus 2014

Royce Dividend Value Fund

Investment Goals
Royce Dividend Value Fund’s investment goals are long-term growth of capital and current income.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Consultant Class

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%
Distribution (12b-1) fees	1.00%
Other expenses	0.23%
Acquired fund fees and expenses	0.04%

Total annual Fund operating expenses	2.27%

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Consultant Class

1 Year	$230

3 Years	$709

5 Years	$1,215

10 Years	$2,605

Portfolio Turnover
 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

The Royce Fund Prospectus 2014 | 35

Royce Dividend Value Fund (continued)

Principal Investment Strategy
 Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in dividend-paying securities of small- and mid-cap companies with stock market capitalizations up to $15 billion that it believes are trading below its estimate of their current worth. Royce bases this assessment chiefly on strong balance sheets and other indicators of financial strength. Royce also considers companies that it believes are well-managed and/or have strong business prospects, as well as the potential for improvement in cash flow levels and internal rates of return.
     Normally, the Fund invests at least 80% of its net assets in equity securities that produce dividend income to the Fund, and at least 65% will be issued by companies with stock market capitalizations of up to $15 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
 As with any mutual fund that invests in common stocks, Royce Dividend Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
     The prices of small- and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute and/or that the Fund will achieve its investment goals.
     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.
     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
 The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception (Service Class used for illustrative purposes—returns differ by class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. Because the Consultant Class’s inception date is after December 31, 2013, performance information is for Service Class shares, not offered in this Prospectus. The returns will differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities. The Consultant Class has higher expenses than the Service Class. If Consultant Class expenses had been reflected, total returns would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Service Class

During the period shown in the bar chart, the highest return for a calendar quarter was 22.51% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -25.49% (quarter ended 12/31/08).

     The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal

36 | The Royce Fund Prospectus 2014

Royce Dividend Value Fund (concluded)

income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

ANNUALIZED TOTAL RETURNS (12/31/13)

	1 Year	5 Year	Since Inception (5/3/04)

Service Class
Return Before Taxes	30.74%	21.20%	10.41%
Return After Taxes on Distributions	28.57	20.56	9.62
Return After Taxes on Distributions and Sale of Fund Shares	18.84	17.37	8.49

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	38.82	20.08	9.19

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce serves as the Fund’s lead portfolio manager. Jay S. Kaplan manages the Fund with him. They are assisted by James J. Harvey. Mr. Royce has managed the Fund since its inception. Mr. Kaplan has managed the Fund with him since 2007. Mr. Harvey became assistant portfolio manager in 2013.

How to Purchase and Sell Fund Shares
 Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
 The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
 If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2014 | 37

Royce Global Value Fund

Investment Goal
Royce Global Value Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Consultant Class	R Class	K Class

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.25%	1.25%	1.25%
Distribution (12b-1) fees	1.00%	0.50%	0.25%
Other expenses	0.28%	7.75%	17.71%
Acquired fund fees and expenses	0.01%	0.01%	0.01%

Total annual Fund operating expenses	2.54%	9.51%	19.22%

Fee waivers and/or expense reimbursements	(0.09)%	(7.51)%	(17.47)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	2.45%	2.00%	1.75%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Consultant and K Classes’ net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 2.44% and 1.74%, respectively, through April 30, 2015 and at or below 1.99% through April 30, 2024 for the R and K Classes.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Consultant Class	R Class	K Class

1 Year	$248	$203	$178

3 Years	$782	$627	$603

5 Years	$1,342	$1,078	$1,055

10 Years	$2,869	$2,327	$2,307

Portfolio Turnover
 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

38 | The Royce Fund Prospectus 2014

Royce Global Value Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of companies that it believes are trading below its estimate of their current worth. Royce bases this assessment chiefly on strong balance sheets, other indicators of financial strength, business prospects, and the potential for improvement in cash flow levels and internal rates of return. Although the Fund may invest in the equity securities of companies of any market capitalization, Royce expects that a significant portion of the Fund’s assets will be invested in the equity securities of small- and mid-cap companies with stock market capitalizations up to $5 billion.
     Under normal market circumstances, the Fund will invest at least 40% of its net assets in the equity securities of companies headquartered in at least three different countries outside of the United States. During periods when market conditions are not deemed favorable by Royce, the Fund will invest at least 30% of its net assets in such companies. From time to time, a substantial portion of the Fund’s assets may be invested in companies that are headquartered in a single country. The Fund may also invest up to 35% of its net assets in U.S. and non- U.S. non-convertible debt or preferred stock. Although there are no geographic limits on the Fund’s investments, no more than 35% of the Fund’s net assets may be invested in the securities of companies headquartered in “developing countries,” also known as emerging markets. Generally, developing countries, sometimes also referred to as emerging market countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information). The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases.
     In selecting securities for the Fund, Royce generally uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic, or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
 As with any mutual fund that invests in common stocks, Royce Global Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
     In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic, or other developments that are unique to a particular country or region. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency’s home country has not declined. These risk factors may affect the prices of foreign securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures. To the extent that the Fund’s investment in the securities of foreign companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in foreign companies may not apply.
     The prices of small- and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-capitalization securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-capitalization companies or other asset classes. In addition, as of December 31, 2013 the Fund held less than 75 portfolio securities. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may involve more risk to investors than a more broadly diversified portfolio of small- and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.
     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
 The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s

The Royce Fund Prospectus 2014 | 39

Royce Global Value Fund (concluded)

inception (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Global Small Cap Index, the Fund’s benchmark index. The Consultant Class commenced operations on May 2, 2011, and the R and K Classes commenced operations on March 21, 2012. Performance information prior to these dates is for Service Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Consultant and R Classes have higher expenses than the Service Class. If expenses for the Consultant and R Classes had been reflected, total returns prior to their respective inception dates would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Consultant Class

During the period shown in the bar chart, the highest return for a calendar quarter was 30.22% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -27.01% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/13)

	1 Year	5 Year	Since Inception (12/29/06)

Consultant Class
Return Before Taxes	5.50%	15.59%	5.10%
Return After Taxes on Distributions	5.41	15.51	4.94
Return After Taxes on Distributions and Sale of Fund Shares	3.18	12.63	4.00

R Class
Return Before Taxes	5.87	15.94	5.32

K Class
Return Before Taxes	6.24	16.06	5.40

Russell Global Small Cap Index (Reflects no deductions for fees, expenses, or taxes)	24.77	18.49	4.68

Certain immaterial adjustments were made to the net assets of the Fund at 12/31/13 for financial reporting purposes, and as a result the net asset values for shareholder transactions on that date and the total returns based on those net asset values differ from the adjusted net asset values and total returns reported in the Financial Highlights.

     The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. W. Whitney George manages the Fund, assisted by David A. Nadel. Mr. George has managed the Fund since its inception. Mr. Nadel co-managed the Fund from 2009-2013.

How to Purchase and Sell Fund Shares
 The Fund’s R and K Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary).
     Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

     You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
 The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
 If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

40 | The Royce Fund Prospectus 2014

Royce Special Equity Multi-Cap Fund

Investment Goal
Royce Special Equity Multi-Cap Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Consultant Class

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.85%
Distribution (12b-1) fees	1.00%
Other expenses	0.16%

Total annual Fund operating expenses	2.01%

Fee waivers and/or expense reimbursements	(0.02)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.99%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Consultant Class’s net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.99% through April 30, 2015.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Consultant Class

1 Year	$202

3 Years	$629

5 Years	$1,081

10 Years	$2,336

Portfolio Turnover
 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

The Royce Fund Prospectus 2014 | 41

Royce Special Equity Multi-Cap Fund (continued)

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities. The portfolio manager applies an intensive value approach in managing the Fund’s assets. This approach, which attempts to combine classic value analysis, the identification of good businesses, and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff.

    Normally, the Fund invests at least 80% of its net assets in equity securities. Although the Fund may invest in the equity securities of companies of any stock market capitalization, Royce expects that a significant portion of the Fund’s assets may be invested in the equity securities of mid- and larger-cap companies with stock market capitalizations of more than $5 billion. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more appropriate opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Special Equity Multi-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

    The prices of mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing exclusively in larger-cap companies or other asset classes. In addition, as of December 31, 2013 the Fund held less than 50 portfolio securities. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may involve more risk to investors than a more diversified portfolio of securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

The Fund’s intensive value approach may not be successful and could result in portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception (Service Class used for illustrative purposes—returns differ by class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 1000 Index, the Fund’s benchmark index. Because the Consultant Class’s inception date is after December 31, 2013, performance information is for Service Class shares, not offered in this Prospectus. The returns will differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities. The Consultant Class has higher expenses than the Service Class. If Consultant Class expenses had been reflected, total returns would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Service Class

During the period shown in the bar chart, the highest return for a calendar quarter was 12.12% (quarter ended 3/31/12) and the lowest return for a calendar quarter was -9.94% (quarter ended 9/30/11).

    The table also presents the impact of taxes on the Fund’s returns. (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so

42 | The Royce Fund Prospectus 2014

Royce Special Equity Multi-Cap Fund (concluded)

they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

ANNUALIZED TOTAL RETURNS (12/31/13)

	1 Year	Since Inception (12/31/10)

Service Class
Return Before Taxes	36.26%	17.70%
Return After Taxes on Distributions	34.31	16.99
Return After Taxes on Distributions and Sale of Fund Shares	22.05	13.97

Russell 1000 Index (Reflects no deductions for fees, expenses, or taxes)	33.11	16.30

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles R. Dreifus manages the Fund. Mr. Dreifus has managed the Fund since its inception.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

    You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2014 | 43

Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2013 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

	Net	Net	Net Realized and Unrealized		Distributions	Distributions from Net							Ratio of Expenses to Average Net Assets			Ratio of Net Investment
	Asset Value, Beginning of Period	Investment Income (Loss)	Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	from Net Investment Income	Realized Gain on Investments and Foreign Currency	Distributions from Return of Capital	Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers and Balance Credits	Prior to Fee Waivers	Net of Fee Waivers	Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Royce Pennsylvania Mutual Fund – Consultant Class
2013	$10.29	$(0.09)	$3.55	$3.46	$–	$(0.79)	$–	$(0.79)	$–	$12.96	33.94%	$788,017	1.94%	1.94%	1.94%	(0.78)%	26%
2012	9.69	0.01	1.25	1.26	(0.01)	(0.65)	–	(0.66)	–	10.29	13.27	654,642	1.97	1.97	1.97	0.12	22
2011	10.61	(0.09)	(0.45)	(0.54)	–	(0.38)	–	(0.38)	–	9.69	(5.05)	664,778	1.85	1.85	1.85	(0.85)	20
2010	8.65	(0.03)	1.99	1.96	–	–	–	–	–	10.61	22.66	841,525	1.87	1.87	1.87	(0.36)	25
2009	6.40	(0.05)	2.30	2.25	–	–	–	–	–	8.65	35.16	757,734	1.89	1.89	1.89	(0.64)	23
Royce Pennsylvania Mutual Fund – R Class
2013	$11.22	$(0.05)	$3.88	$3.83	$–	$(0.79)	$–	$(0.79)	$–	$14.26	34.42%	$44,094	1.56%	1.56%	1.56%	(0.39)%	26%
2012	10.50	0.07	1.35	1.42	(0.05)	(0.65)	–	(0.70)	–	11.22	13.79	32,977	1.50	1.50	1.50	0.70	22
2011	11.43	(0.05)	(0.50)	(0.55)	–	(0.38)	–	(0.38)	–	10.50	(4.77)	22,542	1.51	1.51	1.51	(0.47)	20
2010	9.28	0.01	2.14	2.15	(0.00)	–	–	(0.00)	–	11.43	23.21	17,868	1.51	1.51	1.51	0.06	25
2009	6.87	(0.05)	2.46	2.41	–	–	–	–	–	9.28	35.08	9,808	1.95	1.95	1.84	(0.61)	23
Royce Pennsylvania Mutual Fund – K Class
2013	$10.29	$(0.02)	$3.56	$3.54	$–	$(0.79)	$–	$(0.79)	$–	$13.04	34.72%	$11,685	1.37%	1.37%	1.37%	(0.19)%	26%
2012	9.68	0.09	1.24	1.33	(0.07)	(0.65)	–	(0.72)	–	10.29	14.04	8,849	1.26	1.26	1.26	0.94	22
2011	10.57	(0.05)	(0.46)	(0.51)	–	(0.38)	–	(0.38)	–	9.68	(4.78)	5,800	1.55	1.55	1.55	(0.49)	20
2010	8.59	0.00	1.98	1.98	(0.00)	–	–	(0.00)	–	10.57	23.11	3,760	1.61	1.61	1.59	0.01	25
2009	6.34	(0.02)	2.27	2.25	–	–	–	–	–	8.59	35.49	1,920	1.79	1.79	1.59	(0.34)	23
Royce Micro-Cap Fund – Consultant Class
2013	$13.08	$(0.21)	$2.80	$2.59	$–	$(1.19)	$–	$(1.19)	$–	$14.48	20.08%	$117,538	2.52%	2.52%	2.52%	(1.51)%	22%
2012	13.11	(0.10)	0.95	0.85	–	(0.88)	–	(0.88)	–	13.08	6.77	120,871	2.55	2.55	2.55	(0.77)	15
2011	15.91	(0.21)	(1.84)	(2.05)	(0.05)	(0.70)	–	(0.75)	–	13.11	(12.86)	134,752	2.42	2.42	2.42	(1.41)	35
2010	12.45	(0.15)	3.74	3.59	(0.13)	–	–	(0.13)	–	15.91	28.85	181,746	2.43	2.43	2.43	(1.20)	36
2009	8.14	(0.13)	4.53	4.40	(0.09)	–	–	(0.09)	–	12.45	54.14	149,454	2.46	2.46	2.46	(1.30)	34
Royce Premier Fund – Consultant Class
2013	$17.35	$(0.20)	$4.70	$4.50	$–	$(2.27)	$–	$(2.27)	$–	$19.58	26.47%	$66,712	2.13%	2.13%	2.13%	(1.02)%	11%
2012	16.87	0.02	1.69	1.71	(0.02)	(1.21)	–	(1.23)	–	17.35	10.24	60,568	2.12	2.12	2.12	0.13	7
2011	18.81	(0.21)	(0.14)	(0.35)	–	(1.59)	–	(1.59)	–	16.87	(1.80)	59,766	2.05	2.05	2.05	(1.07)	18
2010	15.24	(0.17)	4.01	3.84	–	(0.27)	–	(0.27)	–	18.81	25.24	71,686	2.08	2.08	2.08	(1.04)	10
2009	11.55	(0.15)	3.84	3.69	–	–	–	–	–	15.24	31.95	58,241	2.14	2.14	2.14	(1.13)	14
Royce Premier Fund – R Class
2013	$18.61	$(0.13)	$5.04	$4.91	$–	$(2.27)	$–	$(2.27)	$–	$21.25	26.88%	$32,577	1.74%	1.74%	1.74%	(0.63)%	11%
2012	17.99	0.11	1.80	1.91	(0.08)	(1.21)	–	(1.29)	–	18.61	10.75	28,632	1.68	1.68	1.68	0.57	7
2011	19.91	(0.14)	(0.15)	(0.29)	(0.04)	(1.59)	–	(1.63)	–	17.99	(1.38)	23,653	1.66	1.66	1.66	(0.63)	18
2010	16.07	(0.11)	4.22	4.11	–	(0.27)	–	(0.27)	–	19.91	25.61	10,185	1.78	1.78	1.78	(0.64)	10
2009	12.15	(0.12)	4.04	3.92	–	–	–	–	–	16.07	32.26	2,634	2.26	2.26	1.84	(0.83)	14

44 | The Royce Fund Prospectus 2014

Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2013 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

	Net	Net	Net Realized and Unrealized		Distributions	Distributions from Net							Ratio of Expenses to Average Net Assets			Ratio of Net Investment
	Asset Value, Beginning of Period	Investment Income (Loss)	Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	from Net Investment Income	Realized Gain on Investments and Foreign Currency	Distributions from Return of Capital	Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers and Balance Credits	Prior to Fee Waivers	Net of Fee Waivers	Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Royce Premier Fund – K Class
2013	$8.19	$(0.04)	$2.16	$2.12	$–	$(2.27)	$–	$(2.27)	$–	$8.04	27.01%	$8,640	1.59%	1.59%	1.59%	(0.50)%	11%
2012	8.67	0.08	0.85	0.93	(0.20)	(1.21)	–	(1.41)	–	8.19	11.00	9,707	1.47	1.47	1.47	0.79	7
2011	10.46	(0.05)	(0.09)	(0.14)	(0.06)	(1.59)	–	(1.65)	–	8.67	(1.20)	8,776	1.49	1.49	1.49	(0.46)	18
2010	8.53	(0.04)	2.24	2.20	–	(0.27)	–	(0.27)	–	10.46	25.86	3,845	1.63	1.63	1.59	(0.47)	10
2009	6.44	(0.05)	2.14	2.09	–	–	–	–	–	8.53	32.45	1,551	2.39	2.39	1.59	(0.60)	14
Royce Low-Priced Stock Fund – R Class
2013	$13.58	$(0.05)	$1.68	$1.63	$–	$(1.94)	$–	$(1.94)	$–	$13.27	12.44%	$3,130	2.21%	2.21%	1.84%	(0.37)%	16%
2012	14.05	0.04	0.50	0.54	(0.10)	(0.91)	–	(1.01)	–	13.58	4.10	5,823	2.05	2.05	1.84	0.22	8
2011	18.05	(0.19)	(2.49)	(2.68)	(0.12)	(1.20)	–	(1.32)	–	14.05	(14.86)	7,337	1.95	1.95	1.84	(0.72)	22
2010	13.95	(0.12)	4.44	4.32	(0.08)	(0.14)	–	(0.22)	–	18.05	31.00	2,925	2.21	2.21	1.84	(0.67)	24
2009	9.11	(0.09)	4.92	4.83	(0.00)	–	–	(0.00)	0.01	13.95	53.13	1,134	3.02	3.02	1.84	(0.76)	22
Royce Low-Priced Stock Fund – K Class
2013	$7.90	$(0.00)	$0.94	$0.94	$(0.01)	$(1.94)	$–	$(1.95)	$–	$6.89	12.74%	$3,841	1.92%	1.92%	1.59%	(0.12)%	16%
2012	8.65	0.07	0.27	0.34	(0.18)	(0.91)	–	(1.09)	–	7.90	4.42	6,253	1.71	1.71	1.59	0.40	8
2011	11.70	(0.08)	(1.63)	(1.71)	(0.14)	(1.20)	–	(1.34)	–	8.65	(14.71)	8,719	1.68	1.68	1.59	(0.48)	22
2010	9.09	(0.08)	2.93	2.85	(0.10)	(0.14)	–	(0.24)	–	11.70	31.44	4,782	1.78	1.78	1.59	(0.40)	24
2009	5.95	(0.10)	3.28	3.18	(0.04)	–	–	(0.04)	–	9.09	53.45	676	4.75	4.75	1.59	(0.44)	22
Royce Total Return Fund – Consultant Class
2013	$13.81	$(0.00)	$4.29	$4.29	$–	$(1.42)	$–	$(1.42)	$–	$16.68	31.38%	$404,498	2.15%	2.15%	2.15%	(0.02)%	21%
2012	12.77	0.11	1.56	1.67	(0.01)	(0.62)	–	(0.63)	–	13.81	13.19	331,116	2.20	2.20	2.20	0.80	17
2011	13.27	0.02	(0.37)	(0.35)	–	(0.15)	–	(0.15)	–	12.77	(2.64)	328,610	2.07	2.07	2.07	0.15	21
2010	10.90	0.08	2.33	2.41	(0.04)	–	–	(0.04)	–	13.27	22.18	391,886	2.09	2.09	2.09	0.68	15
2009	8.76	0.07	2.12	2.19	(0.05)	–	–	(0.05)	–	10.90	25.12	366,367	2.12	2.12	2.12	0.78	20
Royce Total Return Fund – R Class
2013	$13.82	$0.06	$4.30	$4.36	$(0.03)	$(1.42)	$–	$(1.45)	$–	$16.73	31.95%	$72,541	1.75%	1.75%	1.75%	0.39%	21%
2012	12.79	0.18	1.55	1.73	(0.08)	(0.62)	–	(0.70)	–	13.82	13.66	48,797	1.74	1.74	1.74	1.36	17
2011	13.28	0.08	(0.38)	(0.30)	(0.04)	(0.15)	–	(0.19)	–	12.79	(2.23)	34,695	1.68	1.68	1.68	0.62	21
2010	10.88	0.15	2.32	2.47	(0.07)	–	–	(0.07)	–	13.28	22.76	20,011	1.71	1.71	1.71	1.20	15
2009	8.74	0.10	2.10	2.20	(0.06)	–	–	(0.06)	–	10.88	25.43	6,450	1.85	1.85	1.84	1.05	20
Royce Total Return Fund – K Class
2013	$10.53	$0.07	$3.27	$3.34	$(0.05)	$(1.42)	$–	$(1.47)	$–	$12.40	32.20%	$196,344	1.50%	1.50%	1.50%	0.62%	21%
2012	9.90	0.17	1.21	1.38	(0.13)	(0.62)	–	(0.75)	–	10.53	14.08	163,412	1.43	1.43	1.43	1.51	17
2011	10.31	0.09	(0.30)	(0.21)	(0.05)	(0.15)	–	(0.20)	–	9.90	(1.97)	177,812	1.44	1.44	1.44	0.90	21
2010	8.47	0.13	1.81	1.94	(0.10)	–	–	(0.10)	–	10.31	23.08	95,319	1.43	1.43	1.43	1.46	15
2009	6.81	0.11	1.63	1.74	(0.08)	–	–	(0.08)	–	8.47	25.89	43,281	1.42	1.42	1.42	1.44	20

The Royce Fund Prospectus 2014 | 45

Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2013 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

	Net	Net	Net Realized and Unrealized		Distributions	Distributions from Net							Ratio of Expenses to Average Net Assets			Ratio of Net Investment
	Asset Value, Beginning of Period	Investment Income (Loss)	Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	from Net Investment Income	Realized Gain on Investments and Foreign Currency	Distributions from Return of Capital	Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers and Balance Credits	Prior to Fee Waivers	Net of Fee Waivers	Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Royce Heritage Fund – Consultant Class
2013	$11.68	$(0.12)	$2.94	$2.82	$–	$(1.93)	$–	$(1.93)	$–	$12.57	24.73%	$15,942	2.37%	2.37%	2.37%	(0.93)%	79%
2012	10.64	(0.04)	1.44	1.40	–	(0.36)	–	(0.36)	–	11.68	13.30	13,909	2.41	2.41	2.41	(0.39)	39
2011	12.50	(0.11)	(1.16)	(1.27)	–	(0.59)	–	(0.59)	–	10.64	(10.14)	13,850	2.28	2.28	2.28	(0.91)	51
2010	10.14	(0.08)	2.73	2.65	–	(0.29)	–	(0.29)	–	12.50	26.22	12,801	2.36	2.36	2.36	(0.77)	66
2009	6.75	(0.09)	3.48	3.39	–	–	–	–	–	10.14	50.22	7,485	2.55	2.55	2.49	(1.05)	59
Royce Heritage Fund – R Class
2013	$10.86	$(0.05)	$2.75	$2.70	$–	$(1.93)	$–	$(1.93)	$–	$11.63	25.51%	$6,805	1.90%	1.90%	1.84%	(0.39)%	79%
2012	9.87	0.02	1.34	1.36	(0.01)	(0.36)	–	(0.37)	–	10.86	13.88	4,832	1.95	1.95	1.84	0.17	39
2011	11.63	(0.06)	(1.07)	(1.13)	(0.04)	(0.59)	–	(0.63)	–	9.87	(9.73)	4,081	1.90	1.90	1.84	(0.45)	51
2010	9.43	(0.03)	2.55	2.52	(0.03)	(0.29)	–	(0.32)	–	11.63	26.84	1,909	2.22	2.22	1.84	(0.25)	66
2009	6.23	(0.05)	3.25	3.20	–	–	–	–	–	9.43	51.36	832	4.03	4.03	1.84	(0.56)	59
Royce Heritage Fund – K Class
2013	$10.90	$(0.02)	$2.75	$2.73	$–	$(1.93)	$–	$(1.93)	$–	$11.70	25.69%	$6,419	1.70%	1.70%	1.59%	(0.15)%	79%
2012	9.93	0.04	1.36	1.40	(0.07)	(0.36)	–	(0.43)	–	10.90	14.22	7,077	1.61	1.61	1.59	0.42	39
2011	11.68	(0.04)	(1.08)	(1.12)	(0.04)	(0.59)	–	(0.63)	–	9.93	(9.53)	7,787	1.66	1.66	1.59	(0.24)	51
2010	9.46	(0.03)	2.60	2.57	(0.06)	(0.29)	–	(0.35)	–	11.68	27.29	5,214	1.67	1.67	1.59	(0.00)	66
2009	6.24	(0.02)	3.24	3.22	–	–	–	–	–	9.46	51.60	287	5.82	5.82	1.59	(0.26)	59
Royce Opportunity Fund – Consultant Class
2013	$11.01	$(0.20)	$4.75	$4.55	$–	$(1.54)	$–	$(1.54)	$–	$14.02	41.93%	$18,643	2.31%	2.31%	2.31%	(1.51)%	39%
2012	9.67	(0.13)	2.14	2.01	–	(0.67)	–	(0.67)	–	11.01	21.09	11,930	2.36	2.36	2.36	(1.22)	34
2011	11.46	(0.15)	(1.45)	(1.60)	–	(0.19)	–	(0.19)	–	9.67	(13.91)	11,884	2.24	2.24	2.24	(1.44)	35
2010	8.66	(0.15)	2.95	2.80	–	–	–	–	–	11.46	32.33	13,126	2.29	2.29	2.29	(1.56)	47
2009	5.42	(0.11)	3.35	3.24	–	–	–	–	–	8.66	59.78	7,500	2.45	2.45	2.45	(1.66)	44
Royce Opportunity Fund – R Class
2013	$11.46	$(0.14)	$4.95	$4.81	$–	$(1.54)	$–	$(1.54)	$–	$14.73	42.56%	$22,730	1.82%	1.82%	1.82%	(1.02)%	39%
2012	9.98	(0.07)	2.22	2.15	–	(0.67)	–	(0.67)	–	11.46	21.85	6,612	2.01	2.01	1.84	(0.62)	34
2011	11.78	(0.10)	(1.51)	(1.61)	–	(0.19)	–	(0.19)	–	9.98	(13.62)	3,088	2.03	2.03	1.84	(0.98)	35
2010	8.86	(0.11)	3.03	2.92	–	–	–	–	–	11.78	32.96	1,407	2.88	2.88	1.84	(1.06)	47
2009	5.50	(0.07)	3.43	3.36	–	–	–	–	–	8.86	61.09	341	9.91	9.91	1.84	(1.05)	44
Royce Opportunity Fund – K Class
2013	$10.70	$(0.08)	$4.62	$4.54	$–	$(1.54)	$–	$(1.54)	$–	$13.70	43.07%	$17,927	1.46%	1.46%	1.46%	(0.65)%	39%
2012	9.33	(0.04)	2.08	2.04	–	(0.67)	–	(0.67)	–	10.70	22.19	8,828	1.52	1.52	1.52	(0.36)	34
2011	10.98	(0.07)	(1.39)	(1.46)	–	(0.19)	–	(0.19)	–	9.33	(13.25)	6,484	1.46	1.46	1.46	(0.68)	35
2010	8.24	(0.07)	2.81	2.74	–	–	–	–	–	10.98	33.25	6,657	1.63	1.63	1.59	(0.76)	47
2009	5.11	(0.06)	3.19	3.13	–	–	–	–	–	8.24	61.25	286	6.85	6.85	1.59	(0.86)	44

46 | The Royce Fund Prospectus 2014

Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2013 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

	Net	Net	Net Realized and Unrealized		Distributions	Distributions from Net							Ratio of Expenses to Average Net Assets			Ratio of Net Investment
	Asset Value, Beginning of Period	Investment Income (Loss)	Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	from Net Investment Income	Realized Gain on Investments and Foreign Currency	Distributions from Return of Capital	Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers and Balance Credits	Prior to Fee Waivers	Net of Fee Waivers	Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Royce Special Equity Fund – Consultant Class
2013	$20.20	$(0.21)	$5.78	$5.57	$–	$(2.20)	$–	$(2.20)	$–	$23.57	27.97%	$71,333	2.17%	2.17%	2.17%	(0.90)%	28%
2012	18.88	0.23	2.42	2.65	(0.23)	(1.10)	–	(1.33)	–	20.20	14.20	57,755	2.18	2.18	2.18	1.13	31
2011	20.16	(0.15)	(0.05)	(0.20)	–	(1.08)	–	(1.08)	–	18.88	(0.93)	50,253	2.16	2.16	2.16	(0.77)	23
2010	17.03	(0.04)	3.17	3.13	–	–	–	–	–	20.16	18.38	38,497	2.17	2.17	2.17	(0.22)	21
2009	13.42	(0.06)	3.67	3.61	–	–	–	–	–	17.03	26.90	20,891	2.23	2.23	2.23	(0.41)	10
Royce Value Fund – Consultant Class
2013	$10.81	$(0.12)	$2.96	$2.84	$–	$(0.97)	$–	$(0.97)	$–	$12.68	26.61%	$31,604	2.29%	2.29%	2.29%	(0.97)%	51%
2012	10.46	0.02	0.89	0.91	(0.03)	(0.53)	–	(0.56)	–	10.81	8.77	33,480	2.26	2.26	2.26	0.15	25
2011	12.21	(0.11)	(0.89)	(1.00)	–	(0.75)	–	(0.75)	–	10.46	(8.20)	36,104	2.17	2.17	2.17	(0.94)	35
2010	9.84	(0.07)	2.44	2.37	–	–	–	–	–	12.21	24.09	35,167	2.18	2.18	2.18	(0.69)	35
2009	6.85	(0.09)	3.08	2.99	–	–	–	–	–	9.84	43.65	27,625	2.23	2.23	2.23	(1.09)	49
Royce Value Fund – R Class
2013	$11.16	$(0.06)	$3.06	$3.00	$–	$(0.97)	$–	$(0.97)	$–	$13.19	27.21%	$37,409	1.83%	1.83%	1.83%	(0.52)%	51%
2012	10.78	0.07	0.91	0.98	(0.07)	(0.53)	–	(0.60)	–	11.16	9.18	37,679	1.85	1.85	1.85	0.59	25
2011	12.54	(0.06)	(0.91)	(0.97)	(0.04)	(0.75)	–	(0.79)	–	10.78	(7.75)	34,151	1.68	1.68	1.68	(0.44)	35
2010	10.05	(0.02)	2.51	2.49	(0.00)	–	–	(0.00)	–	12.54	24.81	26,524	1.68	1.67	1.67	(0.16)	35
2009	6.97	(0.06)	3.14	3.08	–	–	–	–	–	10.05	44.19	6,114	2.08	2.08	1.84	(0.68)	49
Royce Value Fund – K Class
2013	$9.14	$(0.03)	$2.51	$2.48	$–	$(0.97)	$–	$(0.97)	$–	$10.65	27.55%	$16,285	1.62%	1.62%	1.62%	(0.30)%	51%
2012	8.95	0.09	0.75	0.84	(0.12)	(0.53)	–	(0.65)	–	9.14	9.49	18,209	1.53	1.53	1.53	0.98	25
2011	10.54	(0.03)	(0.77)	(0.80)	(0.04)	(0.75)	–	(0.79)	–	8.95	(7.54)	14,079	1.54	1.54	1.54	(0.33)	35
2010	8.46	(0.00)	2.10	2.10	(0.02)	–	–	(0.02)	–	10.54	24.82	13,195	1.50	1.50	1.50	0.01	35
2009	5.91	(0.03)	2.58	2.55	–	–	–	–	–	8.46	43.15	4,721	1.73	1.73	1.59	(0.43)	49
Royce Value Plus Fund – Consultant Class
2013	$13.24	$(0.24)	$4.34	$4.10	$–	$(1.35)	$–	$(1.35)	$–	$15.99	31.31%	$22,614	2.36%	2.36%	2.36%	(1.58)%	45%
2012	11.60	(0.15)	1.79	1.64	–	–	–	–	–	13.24	14.14	19,618	2.37	2.37	2.37	(1.21)	32
2011	12.99	(0.19)	(1.20)	(1.39)	–	–	–	–	–	11.60	(10.70)	20,245	2.19	2.19	2.19	(1.50)	49
2010	10.93	(0.14)	2.20	2.06	–	–	–	–	–	12.99	18.85	30,279	2.16	2.16	2.16	(1.26)	48
2009	7.79	(0.09)	3.23	3.14	–	–	–	–	–	10.93	40.31	31,154	2.20	2.20	2.20	(0.98)	39
Royce Value Plus Fund – R Class
2013	$13.51	$(0.16)	$4.43	$4.27	$–	$(1.35)	$–	$(1.35)	$–	$16.43	31.95%	$1,605	2.41%	2.41%	1.84%	(1.06)%	45%
2012	11.77	(0.09)	1.83	1.74	–	–	–	–	–	13.51	14.78	1,221	2.35	2.35	1.84	(0.66)	32
2011	13.24	(0.15)	(1.23)	(1.38)	(0.09)	–	–	(0.09)	–	11.77	(10.40)	1,079	2.45	2.45	1.84	(1.12)	49
2010	11.13	(0.11)	2.26	2.15	(0.04)	–	–	(0.04)	–	13.24	19.34	942	2.75	2.75	1.84	(0.90)	48
2009	7.91	(0.06)	3.28	3.22	–	–	–	–	–	11.13	40.71	642	3.76	3.76	1.84	(0.70)	39

The Royce Fund Prospectus 2014 | 47

Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2013 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

	Net	Net	Net Realized and Unrealized		Distributions	Distributions from Net							Ratio of Expenses to Average Net Assets			Ratio of Net Investment
	Asset Value, Beginning of Period	Investment Income (Loss)	Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	from Net Investment Income	Realized Gain on Investments and Foreign Currency	Distributions from Return of Capital	Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers and Balance Credits	Prior to Fee Waivers	Net of Fee Waivers	Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Royce Value Plus Fund – K Class
2013	$10.10	$(0.10)	$3.31	$3.21	$(0.00)	$(1.35)	$–	$(1.35)	$–	$11.96	32.31%	$968	2.62%	2.62%	1.59%	(0.82)%	45%
2012	8.78	(0.04)	1.36	1.32	–	–	–	–	–	10.10	15.03	486	2.96	2.96	1.59	(0.45)%	32
2011	9.77	(0.08)	(0.91)	(0.99)	–	–	–	–	–	8.78	(10.13)	501	1.86	1.86	1.59	(0.86)	49
2010	8.22	(0.06)	1.67	1.61	(0.06)	–	–	(0.06)	–	9.77	19.55	1,851	1.88	1.88	1.59	(0.67)	48
2009	5.82	(0.03)	2.43	2.40	–	–	–	–	–	8.22	41.24	1,363	2.46	2.45	1.59	(0.38)	39
Royce 100 Fund – R Class
2013	$10.84	$(0.09)	$3.34	$3.25	$–	$(1.42)	$–	$(1.42)	$–	$12.67	30.45%	$2,807	2.28%	2.28%	1.84%	(0.72)%	31%
2012	10.46	0.05	1.07	1.12	–	(0.74)	–	(0.74)	–	10.84	10.95	2,554	2.57	2.57	1.84	0.46	13
2011	11.72	(0.10)	(0.71)	(0.81)	–	(0.45)	–	(0.45)	–	10.46	(6.88)	3,469	2.70	2.69	1.84	(0.88)	27
2010	9.52	(0.03)	2.34	2.31	–	(0.11)	–	(0.11)	–	11.72	24.26	1,358	2.22	2.21	1.84	(0.29)	27
2009	6.93	(0.05)	2.64	2.59	–	–	–	–	–	9.52	37.37	296	6.58	6.57	1.84	(0.56)	42
Royce 100 Fund – K Class
2013	$10.95	$(0.06)	$3.37	$3.31	$–	$(1.42)	$–	$(1.42)	$–	$12.84	30.69%	$2,320	1.78%	1.78%	1.59%	(0.50)%	31%
2012	10.56	0.11	1.06	1.17	(0.04)	(0.74)	–	(0.78)	–	10.95	11.37	3,554	1.68	1.68	1.59	0.88	13
2011	11.81	(0.08)	(0.72)	(0.80)	–	(0.45)	–	(0.45)	–	10.56	(6.75)	4,447	1.66	1.66	1.59	(0.68)	27
2010	9.57	0.02	2.33	2.35	–	(0.11)	–	(0.11)	–	11.81	24.55	2,915	1.89	1.89	1.59	0.20	27
2009	6.94	(0.03)	2.66	2.63	–	–	–	–	–	9.57	37.90	186	5.78	5.78	1.59	(0.41)	42
Royce Dividend Value Fund – Service Class
2013	$7.35	$0.07	$2.16	$2.23	$(0.07)	$(0.53)	$–	$(0.60)	$–	$8.98	30.74%	$407,599	1.48%	1.48%	1.46%	0.87%	36%
2012	6.38	0.12	0.95	1.07	(0.08)	(0.02)	–	(0.10)	–	7.35	16.95	252,443	1.48	1.48	1.46	1.74	28
2011	6.82	0.05	(0.36)	(0.31)	(0.04)	(0.09)	–	(0.13)	–	6.38	(4.55)	201,634	1.48	1.48	1.46	0.84	14
2010	5.33	0.08	1.51	1.59	(0.07)	(0.03)	–	(0.10)	–	6.82	30.11	117,304	1.56	1.56	1.49	1.32	21
2009	3.92	0.07	1.39	1.46	(0.05)	–	–	(0.05)	–	5.33	37.73	16,107	2.04	2.04	1.49	1.45	43
Royce Global Value Fund – Consultant Class [a]
2013	$12.88	$0.01	$0.70	$0.71	$(0.05)	$–	$–	$(0.05)	$–	$13.54	5.50%	$25,663	2.53%	2.53%	2.44%	0.11%	41%
2012	11.71	0.02	1.17	1.19	(0.02)	–	–	(0.02)	–	12.88	10.13	23,383	2.55	2.55	2.44	0.16	36
2011	15.66	(0.09)	(3.80)	(3.89)	(0.06)	–	–	(0.06)	–	11.71	(24.82)[1]	18,585	2.64 [2]	2.64 [2]	2.44 [2]	(0.77)[2]	77
Royce Global Value Fund – R Class [b]
2013	$9.69	$0.05	$0.53	$0.58	$(0.12)	$–	$–	$(0.12)	$–	$10.15	5.98%	$100	9.50%	9.50%	1.99%	0.48%	41%
2012	10.00	0.02	(0.21)	(0.19)	(0.12)	–	–	(0.12)	–	9.69	(1.90)[1]	80	19.19 [2]	19.19 [2]	1.99 [2]	0.70 [2]	36
Royce Global Value Fund – K Class [b]
2013	$9.69	$0.08	$0.52	$0.60	$(0.14)	$–	$–	$(0.14)	$–	$10.15	6.24%	$44	19.21%	19.21%	1.74%	0.80%	41%
2012	10.00	0.09	(0.27)	(0.18)	(0.13)	–	–	(0.13)	–	9.69	(1.74)[1]	41	29.99 [2]	29.98 [2]	1.74 [2]	1.20 [2]	36

48 | The Royce Fund Prospectus 2014

Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2013 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

	Net Asset	Net	Net Realized and Unrealized		Distributions	Distributions from Net								Ratio of Expenses to Average Net Assets						Ratio of Net Investment
	Value, Beginning of Period	Investment Income (Loss)	Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	from Net Investment Income	Realized Gain on Investments and Foreign Currency	Distributions from Return of Capital	Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in thousands)	Prior to Fee Waivers and Balance Credits		Prior to Fee Waivers		Net of Fee Waivers		Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Royce Special Equity Multi-Cap Fund – Service Class [c]
2013	$11.68	$0.09	$4.12	$4.21	$(0.10)	$(0.83)	$–	$(0.93)	$–	$14.96	36.26%		$78,233	1.61%		1.61%		1.38%		0.69%	44%
2012	10.64	0.13	1.10	1.23	(0.09)	(0.10)	–	(0.19)	–	11.68	11.62		43,690	1.51		1.51		1.36		1.15	14
2011	10.00	0.06	0.65	0.71	(0.06)	(0.02)	–	(0.08)	0.01	10.64	7.20	[1]	36,811	1.97	[2]	1.97	[2]	1.39	[2]	1.45 [2]	5

[1]	Not annualized
[2]	Annualized
[a]	The Class commenced operations on May 2, 2011.
[b]	The Class commenced operations on March 21, 2012.
[c]	The Class commenced operations on January 3, 2011.

The Royce Fund Prospectus 2014 | 49

Small-capitalization stocks are those issued by companies with market capitalizations of up to $2.5 billion.

Market capitalization is the number of a company’s outstanding shares of stock multiplied by its most recent closing price per share.

Royce’s Investment Universe

Investing in Small-Cap Companies
The large and diverse universe of small-cap companies available for investment by the Funds consists of those with market capitalizations up to $2.5 billion. Certain Funds in the Prospectus may also invest in mid-cap and/or large-cap securities. Royce defines mid-cap as those companies with market caps between $2.5 billion and $15 billion. Large-cap is defined by Royce as those companies with market caps of more than $15 billion.
    Small-cap companies offer investment opportunities and additional risks. They may not be well known to the investing public, may not be significantly owned by institutional investors, and may not have steady earnings growth. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices, and have significantly lower trading volumes than the securities of larger capitalization companies. As a result, the purchase or sale of more than a limited number of shares of the securities of a small-cap company may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are also seeking to purchase or sell them. Accordingly, Royce’s investment focus on the securities of small-cap companies generally leads it to have a long-term investment outlook of at least two years for a portfolio security.
    Within small-cap Royce further defines companies with market caps up to $750 million as micro-cap, a segment that consisted of more than 3,200 U.S. companies at the end of 2013. These companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are small-cap securities with market caps of more than $750 million and mid-cap securities, and Royce may be able to deal with only a few market-makers when purchasing and selling micro-cap securities. Such companies may also have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading below Royce’s estimate of the company’s current worth, also involve increased risk.
    As of December 31, 2013, there were more than 800 additional small-cap companies with market caps between $750 million and $2.5 billion. In this segment, there is a relatively higher level of institutional investor ownership and more research coverage by securities analysts than generally exists for micro-cap companies. This greater attention makes the market for such securities more efficient compared to micro-cap securities because they have somewhat greater trading volumes and narrower bid/ask prices. In general, mid-caps share many of the same characteristics as those companies with market caps between $750 million and $2.5 billion. As a result, Royce normally employs a more concentrated approach when investing in these companies, holding proportionately larger positions in a relatively limited number of securities.

50 | The Royce Fund Prospectus 2014

     The Funds may invest in other investment companies that invest in equity securities.
     The Funds may also invest in foreign securities to varying degrees. The foreign small-cap market consisted of more than 28,000 companies located in developed countries as of December 31, 2013. For more information regarding investing in foreign securities, see page 52.

Value Investing

Royce’s portfolio managers use various value methods in managing the Funds’ assets. In selecting securities for the Funds, they evaluate the quality of a company’s balance sheet and other measures of a company’s financial condition and profitability, such as the history and/or potential for improvement in cash flow generation, internal rates of return, and sustainable earnings. The portfolio managers may also consider other factors, such as a company’s unrecognized asset values, its future growth prospects (especially in Royce Opportunity and Value Plus Funds), or its turnaround potential following an earnings disappointment or other business difficulties. The portfolio managers then use these factors to assess the company’s current worth, basing this assessment on either what they believe a knowledgeable buyer might pay to acquire the entire company or what they think the value of the company should be in the stock market.
    Royce’s portfolio managers generally invest in equity securities of companies that are trading below their estimate of the company’s current worth in an attempt to reduce the risk of overpaying for such companies. For these purposes, the term “equity security” has the meaning set forth in the Securities Exchange Act of 1934, as amended, and includes (without limitation) common stocks, preferred stocks, convertible securities, warrants, and rights. In addition, seeking long-term growth of capital, Royce’s portfolio managers generally evaluate the prospects for the market price of the company’s securities to increase over a two- to five-year period toward this estimate.
    Royce’s value approach to stock selection strives to reduce some of the other risks of investing in the securities of small-cap and/or mid-cap companies (for each Fund’s portfolio taken as a whole) by evaluating other risk factors. For example, its portfolio managers generally attempt to lessen financial risk by buying companies with strong balance sheets. Royce Micro-Cap, Opportunity, and Value Plus Funds may place less emphasis on balance sheet quality if other factors warrant, such as a company’s potential ability to generate free cash flow. Royce attempts to mitigate company-specific risk for Royce Pennsylvania Mutual, Micro-Cap, Low-Priced Stock, Total Return, and Opportunity Funds by investing in a relatively larger number of micro-cap issuers.
    While there can be no assurance that this risk-averse value approach will be successful, Royce believes that it can reduce some of the risks of investing in small-cap and mid-cap companies, which are inherently fragile in nature and whose securities exhibit substantially greater market price volatility than those of large-cap companies. For more information regarding the specific approach used for each Fund’s portfolio, see pages 2-43.
     Although Royce’s approach to security selection seeks to reduce downside risk to Fund portfolios, especially during periods of broad small-company stock market declines, it may also potentially have the effect of limiting gains in strong small-company up markets.

Temporary Investments
Each of the Funds may invest without limit in short-term fixed income securities for temporary defensive purposes. If a Fund should implement a temporary investment policy, such policy would be inconsistent with its investment goal and the Fund may not achieve its investment goal while

The Royce Fund Prospectus 2014 | 51

that policy is in effect. Each Fund also may invest in short-term fixed income securities in order to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions.
Investing in Foreign Securities

Royce defines “foreign” as those securities of companies headquartered outside of the United States. Royce believes that investing in foreign securities offers both enhanced investment opportunities and additional risks beyond those present in U.S. securities. Investing in foreign securities may provide increased diversification by adding securities from various foreign countries (i) that offer different investment opportunities, (ii) that generally are affected by different economic trends, and (iii) whose stock markets may not be correlated with U.S. markets. At the same time, these opportunities and trends involve risks that may not be encountered in U.S. investments. Each Fund may invest in the securities of companies whose economic fortunes are linked to non-U.S. countries but that do not meet the Fund’s definition of a foreign security. To the extent a Fund invests in this manner, the percentage of the Fund’s portfolio that is exposed to non-U.S. country risks may be greater than the percentage of the Fund’s assets that the Fund defines as representing foreign securities.
    The following considerations comprise both risks and opportunities not typically associated with investing in U.S. securities: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulations or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less government supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; the possibility of expropriation or confiscatory taxation, seizure, or nationalization of foreign bank deposits or other assets, the adoption of foreign government restrictions, and other adverse political, social, or diplomatic developments that could affect investment; sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements; and the historically lower level of responsiveness of foreign management to shareholder concerns (such as dividends and return on investment).

Developing Countries

The risks described above for foreign securities, including the risks of nationalization and expropriation of assets, are typically increased to the extent that a Fund invests in companies headquartered in developing, or emerging market, countries. Developing (or emerging markets) countries include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Funds’ Statement of Additional Information). Investments in securities of companies headquartered in such countries may be considered speculative and subject to certain special risks. The political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political, legal, and economic characteristics of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Some countries have inhibited the conversion of their currency to another. The currencies of certain developing countries have experienced devaluation relative to the U.S. dollar, and future devaluations may adversely affect the value of a Fund’s assets denominated in such currencies. Some developing

52 | The Royce Fund Prospectus 2014

(From Left to Right) W. Whitney George, Boniface A. Zaino, Charles R. Dreifus and Charles M. Royce

countries have experienced substantial rates of inflation for many years. Continued inflation may adversely affect the economies and securities markets of such countries. In addition, unanticipated political or social developments may affect the value of a Fund’s investments in these countries and the availability to the Fund of additional investments in these countries. The small size, limited trading volume, and relative inexperience of the securities markets in these countries may make a Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to companies domiciled in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such companies.

Management of the Funds

Royce & Associates, LLC (“Royce”) is the Funds’ investment adviser and is responsible for the management of their assets. Royce has been investing in smaller-company securities with a value approach for more than 40 years. Its offices are located at 745 Fifth Avenue, New York, NY 10151. Charles M. Royce has been the firm’s President during this period. He also serves as portfolio manager or co-manager for the following Funds in this Prospectus: Royce Pennsylvania Mutual, Premier, Total Return, Heritage, 100, and Dividend Value Funds.
    W. Whitney George is a Managing Director and Vice President. He serves as portfolio manager or co-manager for Royce Premier, Low-Priced Stock, and Global Value Funds. He also serves as assistant portfolio manager for Royce Micro-Cap, Value, and Value Plus Funds. Mr. George has been a Portfolio Manager at Royce since 2000. He has been employed by Royce since 1991. Francis D. Gannon and Christopher D. Clark serve as Co-Chief Investment Officers. Mr. Gannon joined Royce in 2006. Previously, he was a Senior Vice President and Portfolio Manager at AIG SunAmerica Asset Management (1995-2006). Mr. Clark joined Royce in 2007 as Director of Alternative Investments. Previously, he was a Consultant at UBS (2004-2006).

Royce invests in the equity

securities of smaller companies

that are trading significantly

below our assessment of

their current worth, with the

expectation that their market

prices should increase toward

this estimate, resulting in capital

appreciation for Fund investors.

The Royce Fund Prospectus 2014 | 53

(From Top to Bottom)
Jenifer L. Taylor, William A. Hench,
Lauren A. Romeo and David A. Nadel

    Royce’s senior investment staff includes the following portfolio managers: Boniface A. Zaino, Managing Director, who serves as lead portfolio manager for Royce Opportunity Fund; and Charles R. Dreifus, Principal, who serves as portfolio manager for Royce Special Equity and Special Equity Multi-Cap Funds. Mr. Zaino joined Royce in 1998 as a Portfolio Manager and previously was Group Managing Director at Trust Company of the West. Mr. Dreifus joined Royce in 1998 as a Portfolio Manager and previously was Managing Director of Lazard Freres & Co., LLC.
    Royce’s investment staff also includes: Jay S. Kaplan, Principal, who serves as lead portfolio manager for Royce Value Fund, portfolio manager for Royce Total Return and Dividend Value Funds, and assistant portfolio manager for Royce Pennsylvania Mutual Fund; James A. (Chip) Skinner, III, Principal, who serves as portfolio manager for Royce Value Plus Fund and assistant portfolio manager for Royce Low-Priced Stock Fund; Jenifer L. Taylor, who serves as portfolio manager for Royce Micro-Cap Fund; Lauren A. Romeo, who serves as co-manager for Royce 100 Fund and assistant portfolio manager for Royce Pennsylvania Mutual, Premier, and Value Funds; William A. Hench, who serves as portfolio manager for Royce Opportunity Fund; David A. Nadel, Director of International Research, who serves as assistant portfolio manager for Royce Global Value Fund; James J. Harvey, who serves as portfolio manager for Royce Heritage Fund and assistant portfolio manager for Royce Dividend Value Fund; Steven G. McBoyle, who serves as portfolio manager for Royce Heritage Fund; George Necakov, Director of Quantitative Strategies, who serves as assistant portfolio manager for Royce Total Return Fund; Chris E. Flynn, Principal, who serves as assistant portfolio manager for Royce Total Return Fund; Brendan J. Hartman, who serves as assistant portfolio manager for Royce Micro-Cap Fund; James P. Stoeffel, who serves as assistant portfolio manager for Royce Low-Priced Stock Fund; and Carl D. Brown, who serves as assistant portfolio manager for Royce Value Plus Fund. Assistant portfolio managers may have investment discretion over a portion of a Fund’s portfolio subject to supervision by the Fund’s portfolio manager(s).
    Mr. Kaplan joined Royce in 2000 as a Portfolio Manager and previously was a Managing Director and Portfolio Manager at Prudential Investments. Mr. Skinner joined Royce in 2003, was previously a Principal and Portfolio Manager at Accrete Capital, LLC (since 2001), and prior to that was a Managing Director and Senior Portfolio Manager at Merrill Lynch. Ms. Taylor joined Royce in 2000 as an Analyst. Previously, she was an analyst at Credit Lyonnaise Securities (since 1999) and prior to that was an analyst for the Special Situations Fund (1994-1999). Ms. Romeo joined Royce in 2004 as an Analyst. Previously, she was a Portfolio Manager at Dalton, Greiner, Hartman & Maher (since 2001), an Analyst with Legg Mason Funds Management (2000-2001), and an Analyst with T. Rowe Price Group (1996-2000). Mr. Hench joined Royce in 2002 as an Analyst. Previously, he was a Vice President of Institutional Sales at JP Morgan Chase (since 2000) and prior to that was a Director of Institutional Sales at Schroder & Co. (1994-2000). Mr. Nadel joined Royce in 2006. Previously, he was a Senior Portfolio Manager at Neuberger Berman, Inc. (2004-2006) and a Senior Analyst at Pequot Capital Management, Inc. (2001-2003). Mr. Harvey joined Royce in 1999 as an Analyst. Mr. McBoyle joined Royce in 2007 as a Portfolio Manager. Previously, he was a Partner (2006-2007), Portfolio Manager (2005-2007) and Senior Research Analyst (2001-2004) at Lord Abbett and prior to that was a Vice President, Mergers & Acquisitions, at Morgan Stanley (2000-2001). Mr. Necakov has

54 | The Royce Fund Prospectus 2014

been employed by Royce since 1994 and has been managing quantitative accounts for Royce since 1998. Mr. Flynn is a Portfolio Manager and Senior Analyst at Royce. He joined Royce in 1993 as an Analyst. Previously, he was Senior Vice President in the Arbitrage Division of Donaldson, Lufkin & Jenrette (1989-1992) and prior to that was in the Risk Arbitrage Department of Prudential-Bache Securities (1984-1989). Mr. Hartman joined Royce in 2009 as a Portfolio Manager. Previously he was a Portfolio Manager for a long/short equity private investment vehicle which he co-founded with Messrs. Brown and Stoeffel (2008-2009), a Portfolio Manager at Cramer Rosenthal McGlynn (“CRM”) (2003-2008), an Analyst at CRM (2001-2003), a Senior Research Analyst at Donaldson, Lufkin & Jenrette (1997-2001), and a Research Analyst at Salomon Brothers (1996-1997). Mr. Stoeffel joined Royce in 2009 as a Portfolio Manager. Previously he was a Portfolio Manager for a long/short equity private investment vehicle which he co-founded with Messrs. Brown and Hartman (2008-2009), a Portfolio Manager and Investment Policy Committee member at CRM (2001-2008), Director of Research at Palisade Capital Management (1999-2001), Research Analyst and Vice President in Smith Barney’s Emerging Growth Stock Research Group (1993-1999), and an Auditor for a number of companies in the financial services industry (1984-1992). Mr. Brown joined Royce in 2009 as a Portfolio Manager. Previously he was a Portfolio Manager for a long/short equity private investment vehicle which he co-founded with Messrs. Hartman and Stoeffel (2008-2009), a Portfolio Manager at CRM (2005-2008), an Analyst at CRM (1999-2005), and a Consultant in the international tax practice of KPMG (1994-1999).

    The Fund’s Statement of Additional Information provides more information about the structure of the portfolio managers’ compensation, other accounts that they manage, and their ownership of shares in the Fund(s) that each manages.

    Royce Fund Services, Inc. (RFS) distributes the Funds’ shares pursuant to the terms of its distribution agreements with the Funds. The Royce Fund has adopted a distribution plan for the Consultant, R, and K Classes under Rule 12b-1. Under this plan and the distribution agreements, the Consultant, R, and K Classes are obligated to pay a fee to RFS of up to 1.00%, 0.50%, and 0.25% per year of their respective average net assets. RFS uses this fee primarily to cover sales-related and account maintenance costs and to pay sales commissions and other fees to broker-dealers that introduce investors to the Funds. Because these fees are paid out of each Fund’s assets in the Consultant, R, and K Classes on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Neither the distribution plan nor the distribution agreements currently provide for any suspension or reduction of the 1.00%, 0.50%, or 0.25% fees payable by the Consultant Class, R Class, or K Class, respectively, of any Fund if it closes to new investors.

State Street Bank and Trust Company is the custodian of the Funds’ securities, cash, and other assets. Boston Financial Data Services–Midwest (“BFDS”) is the Funds’ transfer agent.

(From Top to Bottom)
George Necakov, Jay S. Kaplan,
James A. (Chip) Skinner, III,
Chris E. Flynn and James J. Harvey

The Royce Fund Prospectus 2014 | 55

Investment Advisory Services Provided By Royce
Royce receives advisory fees monthly as compensation for its services to the Funds. The annual rates of these fees, before any waiver to cap the expense ratios for certain Funds at specified levels as shown above under the section “Fees and Expenses,” are as follows:

ANNUAL RATE OF FUND’S AVERAGE NET ASSETS

Royce Pennsylvania Mutual Fund	•	1.00% of the first $50,000,000
	•	0.875% of the next $50,000,000
	•	0.75% of any additional average net assets

Royce Micro-Cap Fund	•	1.30% of the first $2,000,000,000
	•	1.25% of the next $2,000,000,000
	•	1.20% of the next $2,000,000,000
	•	1.15% of any additional average net assets

Royce Premier, Total Return, Heritage,	•	1.00% of the first $2,000,000,000
Opportunity, Special Equity, Value, Value	•	0.95% of the next $2,000,000,000
Plus, 100, and Dividend Value Funds	•	0.90% of the next $2,000,000,000
	•	0.85% of any additional average net assets

Royce Low-Priced Stock Fund	•	1.15% of the first $2,000,000,000
	•	1.10% of the next $2,000,000,000
	•	1.05% of the next $2,000,000,000
	•	1.00% of any additional average net assets

Royce Global Value Fund	•	1.25% of the first $2,000,000,000
	•	1.20% of the next $2,000,000,000
	•	1.15% of the next $2,000,000,000
	•	1.10% of any additional average net assets

Royce Special Equity Multi-Cap Fund	•	0.85% of the first $2,000,000,000
	•	0.80% of the next $2,000,000,000
	•	0.75% of the next $2,000,000,000
	•	0.70% of any additional average net assets

2013 ACTUAL NET FEES (After waivers, paid to Royce on average net assets)

Royce Pennsylvania Mutual Fund	0.75%	Royce Special Equity Fund	0.98%
Royce Micro-Cap Fund	1.30%	Royce Value Fund	1.00%
Royce Premier Fund	0.94%	Royce Value Plus Fund	1.00%
Royce Low-Priced Stock Fund	1.14%	Royce 100 Fund	1.00%
Royce Total Return Fund	0.96%	Royce Dividend Value Fund	1.00%
Royce Heritage Fund	1.00%	Royce Global Value Fund	1.25%
Royce Opportunity Fund	0.99%	Royce Special Equity Multi-Cap Fund	0.99%

For a discussion of the basis of the Board of Trustees’ most recent approval of the Funds’ investment advisory agreements, please see the Funds’ Semiannual Report to Shareholders.

56 | The Royce Fund Prospectus 2014

Net Asset Value (NAV) is the value of each Class of a Fund’s net assets divided by the number of its outstanding shares.

Total return is the percentage rate of return on an amount invested in a fund from the beginning to the end of the stated period and includes the reinvestment of distributions.

General Shareholder Information

For a more detailed discussion of The Royce Fund policies regarding direct ownership of Fund shares, including information on opening accounts, buying, redeeming, exchanging, and transferring ownership of Consultant Class shares, please see the Guide for Direct Shareholders, which begins on page 63.

Purchasing Shares
Consultant Class Shares of The Royce Funds are generally offered only through certain broker-dealers, and R and K Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” held on the books of the Funds through omnibus account arrangements. “Retirement Plans” include 401(k) plans, 457 plans, employer sponsored 403(b) plans, defined benefit pension plans, profit sharing plans, nonqualified deferred compensation plans, and other similar employer-sponsored retirement plans and rollover accounts from such plans to individual retirement vehicles, such as Traditional and Roth IRAs. “Retirement Plans” do not include individual retirement vehicles, such as Traditional and Roth IRAs, Coverdell Education Savings Accounts, individual 403(b)(7) custodian accounts, Keogh plans, or Section 529 college savings accounts. R and K Class shares are also not available to retail non-retirement accounts, SEPs, SARSEPs, or SIMPLE IRAs.

PURCHASING SHARES

Minimum initial investments for Consultant Class shares purchased directly from The Royce Fund, excluding GiftShare Accounts in Royce Heritage Fund.[1]

Account Type	Minimum

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.
[1]The minimum initial investment for GiftShare Accounts in Royce Heritage Fund is $5,000.

    If you purchase Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary, or through a firm that provides recordkeeping and other shareholder services to employee benefit plans (“Retirement Plan Recordkeepers”), investment minimums, commissions, fees, policies and procedures may differ from those described in this Prospectus.

    If you purchase Fund shares through a third party, the shares may be held in the name of that party on the Fund’s books. RFS and/or Royce may compensate broker-dealers, Retirement Plan Recordkeepers, and other financial intermediaries that introduce investors to the Fund, provide the opportunity to distribute the Fund through their sales personnel, provide access

The Royce Fund Prospectus 2014 | 57

to their sales personnel and branch offices, and/or provide certain administrative services to their customers who own Fund shares. These payments are sometimes referred to as “revenue sharing.” In addition, The Royce Fund’s Board of Trustees has authorized the Funds to compensate such third parties to the extent the Board has determined that any of the services which these parties render to a Fund are non-distribution-related shareholder services, including recordkeeping and account maintenance services.
    Payments to third parties (each a “financial intermediary”) may be more or less than the payments received by these parties with respect to other mutual funds, and may influence the intermediary to make a Fund available over other mutual funds. You may ask your intermediary about these differing interests and how it is compensated for administering your Fund investment. Revenue-sharing payments may benefit Royce to the extent that the payments result in more assets, on which fees are charged by Royce, being invested in a Fund.
    For the year ended December 31, 2013, Royce made payments for distribution and/or administrative services related to the Consultant, R, and K Class shares of the Funds in this Prospectus to broker-dealers, Retirement Plan Recordkeepers, and other financial intermediaries out of its own resources in the amount of $975,467.
    In addition to regular accounts, Royce Heritage Fund offers GiftShare Accounts, which are trusts designed exclusively for gifting and estate planning. For more information on GiftShare Accounts, please call Investor Services at (800) 221-4268 or visit www.roycefunds.com for an information packet.
    The Royce Fund reserves the right both to suspend the offering of any Fund’s shares to new investors and to reject any specific purchase request. The Funds do not offer their shares for sale outside of the United States.

Customer Identification Program
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. The Fund has appointed an anti-money laundering compliance officer. When you open a new account to buy shares of the Fund, the Fund or your financial intermediary may ask for your name, address, date of birth, Social Security or Taxpayer Identification Number, and other information that will allow the Fund to identify you. If the Fund or your financial intermediary is unable to adequately verify your identity within the time frames set forth in the law, your account may not be opened or your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this automatic redemption. If you need help completing your account application for direct investment in The Royce Funds please call Investor Services at (800) 221-4268.

Redeeming Shares
You may redeem shares in your account at any time. The Funds, however, are intended primarily for long-term investment purposes and are not intended to provide a means of speculating on short-term market movements.

Contingent Deferred Sales Charge for Consultant Class Shares
A 1.00% contingent deferred sales charge (“CDSC”) is assessed on new purchases of Consultant Class shares held for less than 365 days. The CDSC is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation. The CDSC is payable to RFS as compensation for its expenses in selling shares, including paying compensation to broker-dealers and other financial intermediaries.

58 | The Royce Fund Prospectus 2014

Each CDSC will be paid to RFS out of the proceeds otherwise payable to you. RFS generally pays broker-dealers and other financial intermediaries selling Consultant Class shares a commission of 1.00% of the purchase price of those shares, and RFS will retain the CDSC and an annual distribution/service fee of 1.00% of the average daily net assets of the Consultant Class shares not redeemed during such period. Starting on the 365th day after purchase, the third-party broker-dealers or other financial intermediaries will receive an annual distribution/service fee of up to 1.00% of the average daily net assets of the Consultant Class shares that they service.

When you request a redemption, shares held for 365 days or longer, and therefore not subject to a CDSC, will be redeemed first.

You will not pay a CDSC on:
• Exchanges between Consultant Classes of The Royce Funds
• Shares acquired through reinvestment of distributions
• Shares no longer subject to the contingent deferred sales charge

The CDSC will generally be waived for:
• Participants in Automatic Investment or Withdrawal Plans
• Certain profit sharing or retirement plans
• Certain pre-approved group investment plans and charitable organizations
• Omnibus or similar account customers of certain pre-approved broker-dealers and other institutions

    Please note that these exemptions may not be available to investors who hold Consultant Class shares through certain broker-dealers and other financial intermediaries. If you want to learn more about CDSC waivers, contact your Financial Advisor or consult the SAI.

Other Redemption Information
The Royce Fund may suspend redemption privileges or postpone payment for the Funds when the New York Stock Exchange is closed or during what the Securities and Exchange Commission determines are emergency circumstances.
    The Funds will normally make redemptions in cash, but The Royce Fund reserves the right to satisfy a Fund shareholder’s redemption request by delivering selected shares or units of portfolio securities—redemption in kind—under certain circumstances.
    The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below the Fund’s minimum account balance requirement. You would have 60 days to increase your account balance before the account is closed. Proceeds would be paid promptly to the shareholder.
    The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time.

Frequent Trading of Fund Shares
Large and frequent short-term trades in a Fund’s shares increase the administrative costs associated with processing its shareholder transactions. This kind of trading may also potentially interfere with the efficient management of a Fund’s portfolio and increase the costs associated with trading its portfolio securities. In addition, under certain circumstances frequent trading may dilute the returns earned on shares held by a Fund’s other shareholders.

The Royce Fund Prospectus 2014 | 59

    The Funds’ Board of Trustees has determined that the Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets, and has therefore adopted a policy intended to discourage shareholders from trading that could be detrimental to long-term shareholders of the Funds (the “Policy”).
    The Policy provides that the Funds will monitor shareholder trading activity and will seek to restrict a shareholder’s trading privileges in a Fund if that shareholder is found to have engaged in multiple “Round Trip” transactions. A “Round Trip” is defined as a purchase (including exchanges) into a Fund followed by a sale (including exchanges) of the same or a similar number of shares out of the Fund within 30 days of the purchase. The Funds will make inquiries or take action against any such shareholder whose trading appears inconsistent with the Policy. Purchases and sales of Fund shares made through an automatic investment plan or systematic withdrawal plan are not considered when determining Round Trips.
    The Funds may reject any purchase or exchange order by any investor for any reason, including orders the Funds believe are made by short-term investors. In particular, under the Policy the Funds reserve the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever they detect a pattern of excessive trading.
    With respect to accounts where shareholder transactions are processed, or records are kept, by third-party intermediaries, the Funds use reasonable efforts to monitor such accounts to detect suspicious trading patterns. Transactions placed through the same financial intermediary or omnibus account may be deemed part of a group for this purpose and therefore be rejected. For any account that is so identified, the Funds will make further inquiries and take any other necessary actions to enforce the Policy against the shareholder(s) trading through this account and, if necessary, the third-party intermediary maintaining this account. However, the Funds may not be able to determine that a specific order, especially an order made through an omnibus, retirement plan or similar account, is short term or excessive and whether it may be disruptive to the Funds. There is no assurance, therefore, that the Funds will reject all such orders. The Funds do not have any arrangements with any investor or financial intermediary to permit frequent purchases and redemptions of their shares. The Funds may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the Funds that provide a substantially similar level of protection against excessive trading.
    Although the Funds will monitor shareholder transactions for certain patterns of excessive trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated.

Net Asset Value per Share
Net asset value per share (NAV) is calculated by dividing the value of a Fund’s net assets by the number of its outstanding shares. Each Fund’s investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund’s Board of Trustees. In certain cases, market value may be determined using information provided by a pricing service approved by the Board of Trustees. Valuing securities at their fair values involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value methods to price securities, the Funds may value those securities higher or lower than another fund using not readily available market quotations or its own fair value methods to price the same securities. There can be no assurance that the Funds could obtain the fair value price assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value. Because trading hours for certain non-U.S. securities end before

60 | The Royce Fund Prospectus 2014

the close of the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer-specific event has occurred during this time that, in Royce’s judgment, is likely to have affected the closing price of a security, it may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. The Funds value their non-U.S. securities in U.S. dollars on the basis of foreign currency exchange rates provided to the Funds by their custodian, State Street Bank and Trust Company. When fair value pricing is employed, the price of securities used by a Fund may differ from quotes or published prices for the same security. Certain bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.
    The date on which your purchase, redemption or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed. The NAV for each Class of a Fund is calculated as of the close of regular trading on the NYSE (generally 4 p.m. Eastern time) and is determined every day that the NYSE is open. Securities in each Fund’s portfolio that primarily trade on a foreign exchange may change in value on a day that the Exchange is closed and the Fund’s shareholders are not able to redeem shares in the Fund. If the Fund, its transfer agent, or any other authorized agent receives your trade order by the close of regular trading on the NYSE, your order will receive that day’s NAV. If your order is received after the close of regular trading, it will receive the next business day’s NAV. If you place your order through a financial intermediary rather than with the Fund or its transfer agent directly, the financial intermediary is responsible for transmitting your order to the Fund’s transfer agent in a timely manner.

Portfolio Disclosure Policy
A description of the Funds’ policy and procedures with respect to the disclosure of its portfolio securities holdings is available in the Funds’ Statement of Additional Information on The Royce Funds’ website, www.roycefunds.com. The Funds’ complete portfolio holdings are also available on The Royce Funds’ website approximately 15 to 20 days after each calendar quarter end and remain available until the next quarter’s holdings are posted. The Funds’ portfolio holdings are also available on Form N-Q, which is filed with the Securities and Exchange Commission within 60 days of the end of the Funds’ first and third quarters and can be obtained at www.sec.gov.

Reports
The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. Directly registered shareholders can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268.

The Royce Fund Prospectus 2014 | 61

Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.roycefunds.com/edelivery for more details.

Dividends, Distributions, and Taxes
Royce Total Return and Dividend Value Funds pay dividends, if any, from net investment income on a quarterly basis and makes any distributions from net realized capital gains annually in December. The other Funds pay any dividends from net investment income and make any distributions from net realized capital gains each year in December.
    Unless the shareholder chooses otherwise, dividends and distributions will be reinvested automatically in additional shares of the applicable Fund. Unless your account is an IRA or is otherwise exempt from taxation, dividends and distributions will be taxable to you whether paid in cash or reinvested in additional shares. The tax character of distributions (as ordinary income or capital gain) is determined at the Fund level and is not related to how long you have owned a Fund’s shares. Certain long-term capital gains and dividend income received by a Fund, including dividends received from qualifying foreign corporations, are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent a Fund makes any distributions derived from long-term capital gains and qualifying dividend income, such distributions will be eligible for taxation at the reduced rate.
    Selling or exchanging shares is a taxable event, and a shareholder may realize a taxable gain or loss. Each Fund will report to shareholders the proceeds of their redemption(s). The tax consequences of a redemption depend on the shareholder’s cost basis and holding period, so shareholders should retain all account statements for use in determining the tax consequences of redemptions. In addition, each Fund is generally required by law to provide you and the Internal Revenue Service (the “IRS”) with cost basis information on the redemption or exchange of any of your shares in a Fund purchased on or after January 1, 2012 (including any shares that you acquire through reinvestment of distributions).
    If you redeem shares of a Fund held for six months or less, and you received a capital gain distribution from the Fund during the time you held the shares, you will be required to treat any loss on the redemption as a long-term capital loss up to the amount of the distribution.
    You should carefully consider the tax implications of purchasing shares shortly before a distribution. At the time of purchase, a Fund’s net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are taxable to you, even though the distribution is economically a return of part of your investment.
    In certain circumstances, you may be subject to back-up withholding taxes on distributions to you from a Fund if you fail to provide the Fund with your correct Social Security Number or other taxpayer identification number, or to make required certifications, or if you have been notified by the IRS that you are subject to back-up withholding.
    A 3.8% Medicare contribution tax is imposed on the net investment income (which includes interest, dividends, and capital gains) of U.S. individuals with income exceeding $200,000 or $250,000 if married filing jointly, and of certain trusts and estates.
    Always consult a tax advisor with questions about federal, state, or local tax consequences. Please see the Funds’ Statement of Additional Information for additional U.S. federal income tax information.

62 | The Royce Fund Prospectus 2014

This Guide for Direct Shareholders describes the shareholder services available to direct shareholders of the Consultant Classes of The Royce Funds.

Guide For Direct Shareholders

Services and Policies
This Guide for Direct Shareholders describes the shareholder services available to direct shareholders of the Consultant Classes of The Royce Funds. It also provides important policy information regarding Royce Fund accounts.
    If you purchase Fund shares through a third-party intermediary, such as a mutual fund supermarket, broker-dealer, bank, or other financial intermediary, account minimums, fees, policies, and procedures may differ from those described in this Guide. Fund shares purchased through a third-party intermediary may be held in the name of that party on the Fund’s books. Royce Fund Services, Inc. (RFS), the distributor of Fund shares, Royce & Associates, LLC, the Fund’s investment adviser, and/or the Funds may pay fees to broker-dealers, financial intermediaries, and other service providers that introduce investors to the Funds and/or provide certain administrative services to its customers who own Fund shares.
    For information and policies on Individual Retirement Account (IRA) or GiftShare Accounts in Royce Heritage Fund, please refer also to the respective booklets that deal separately with them, as many services offered in this guide are not available for those types of accounts. You must use separate applications and other forms to open these accounts. Please call Investor Services at (800) 221-4268 or visit our website, www.roycefunds.com, to obtain these materials.

Account Information
The Funds pay their own management fees and other operating expenses as outlined in their respective Prospectuses.
Please mail all account-related correspondence, including Account Applications, subsequent investments, and written requests for redemption—

by regular mail to:	by registered mail or overnight courier to:

The Royce Funds	The Royce Funds
c/o BFDS – Midwest	c/o BFDS – Midwest
PO Box 219012	330 West 9th Street
Kansas City, MO 64121-6012	Kansas City, MO 64105

How to Open an Account
You may open an account online at www.roycefunds.com/invest, by mail, or through a financial intermediary. Once you are a direct Royce Fund shareholder (that is, you opened your account directly through The Royce Funds and not through a financial intermediary), you can also open additional accounts online.

The Royce Fund Prospectus 2014 | 63

BOSTON FINANCIAL DATA
SERVICES—MIDWEST (BFDS)

BFDS serves as the Funds’

transfer agent. State Street

Bank and Trust Company is the

custodian for securities, cash,

and other assets of the Funds.

ONLINE ACCOUNT ACCESS

You can set up an account

online by visiting our website,

www.roycefunds.com.

Online

You can set up an account online by visiting www.roycefunds.com/invest and selecting OPEN A NEW ACCOUNT. Please note that GiftShare Accounts in Royce Heritage Fund are not available for purchase online. (If you would like to invest in a GiftShare Account in this Fund, you may do so by mail.)

     You can also download a Prospectus and Account Application from www.roycefunds.com/ literature.
     Online account access also allows you to manage your account online once you have registered (see “Managing Your Account Online” below for more details).

By Mail
Complete and sign the enclosed Account Application. Make your check payable to The Royce Fund and mail it, together with your Application, to The Royce Funds, c/o BFDS (see mailing addresses above).

Special Notice To Non-U.S. Investors
The Funds do not offer their shares for sale outside of the United States. We mail prospectuses and other information to U.S. addresses only, and we can accept new account requests from U.S. addresses only.

Managing Your Account Online
Online access allows you to open new accounts directly online and gives you the ability to manage your account(s) online. To access, or register for, online services go to www.roycefunds.com. First-time users need to register for the services by creating a Username and Password. Once registered, you can login with your unique Username. You then have the ability to:

1.	Check your most recent account value
2.	Sign up for eDelivery to have Prospectuses, Financial Reports, semiannual account statements, transaction confirmation statements, duplicate confirmation statements, and tax forms e-mailed to you
3.	Review your recent account history, including distributions

4.	Change your address (a redemption restriction of 30 days applies)
5.	Make subsequent purchases[1] ($50 minimum)

6.	Exchange between funds[1]
7.	Redeem fund shares[1] ($50,000 maximum)
8.	Establish an Automatic Investment Plan
9.	View average cost and tax summary information

[1]	Options 5, 6, and 7 are not available for GiftShare Accounts in Royce Heritage Fund. Bank information must be established on your account prior to purchasing shares.

About Online Security
Your Username and Password allow you to login and access portfolio information. Both your Username and Password are encrypted when you login to access your account.
    Royce & Associates uses industry best practices to ensure the confidentiality and safety of your information and transactions. Shareholders who wish to sign up for account access must have a secure web browser that uses Secure Sockets Layer (SSL) technology with 128-bit encryption. This helps to keep your use of account access confidential.

64 | The Royce Fund Prospectus 2014

AUTOMATED CLEARING HOUSE

Known as ACH, effects electronic

transfers between banks and Royce

Fund accounts. Before signing up

for any automated account services,

find out if your bank is a member

of ACH. Banks generally charge no

fees for ACH transactions. Passbook

savings accounts may not be eligible

for ACH services.

Your Username and Password are Encrypted
When you login, your Username and Password are both encrypted. Although you will not see an “https” address or the lock symbol at the bottom of your browser window until you have logged in, we assure you that your personal information is secure as it is accepted by our transfer agent’s secure server.

Three Wrong Passwords and You’re Out
We have limited to 3 the number of times that a user can enter an incorrect Password in order to deter unauthorized users. Once your Password has been entered incorrectly 3 times, you will be locked out of the system. To re-establish access, you need to telephone Shareholder Services at (800) 841-1180, Monday through Friday, 9 a.m. to 6 p.m. Eastern Time.
    Also, if there is no activity for 15 minutes, you will be automatically logged off the system. If you leave your computer unattended, this time-out feature helps to prevent an unauthorized user from accessing the account(s).

How to Purchase Additional Shares
You may purchase additional Fund shares online, by telephone, and by mail.

Online
Once you have registered to access your account online, you can purchase Fund shares by logging in and selecting Purchase from the dropdown menu. Funds are debited from your bank checking account through ACH. ($50 minimum—bank information must be established on your account before purchasing shares.)

By Telephone
To pay using the Automated Clearing House (ACH):
By establishing the Expedited Purchase option on your Account Application, a telephone call allows you to have funds automatically debited from your bank checking account through ACH. Call Shareholder Services at (800) 841-1180 between 9 a.m. and 5 p.m. Eastern time or call our automated Royce Infoline at (800) 78-ROYCE at any time to buy additional Fund shares ($50 minimum).

To pay by bank wire:
Call Shareholder Services between Monday and Friday at (800) 841-1180 before the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time). A Royce Representative will give you a confirming order number for your wire purchase.

Please note that payments for wire purchases must be received on the same day on which the order is placed ($500 minimum).

Wiring instructions are:

State Street Bank and Trust Co., Inc. ABA # 011000028 Credit DDA # 9904-712-8 Name of Royce Fund–Consultant Class Confirming Order Number Account Name

The Royce Fund Prospectus 2014 | 65

BANK WIRE

Transfers funds from one

financial institution to another

via the federal funds wire transfer

system. It is a fast and convenient

method, but some banks charge

a fee to send and/or receive wires.

By Mail
Make your check—$50 minimum—payable to The Royce Fund. Fill out the amount of your purchase on the investment form found at the bottom of your latest statement. If you do not have a form, simply write the name of the Fund in which you are investing and your account number clearly on the check. Mail to The Royce Funds, c/o BFDS (see mailing addresses on page 63).
    Please note that the Funds do not accept third-party checks, “starter” checks, or money orders for initial or subsequent purchases.

Convenient Methods of Making Regular, Automatic Expedited Purchases
Select the following services on your Account Application or, if you have an existing Royce Funds account, call Investor Services at (800) 221-4268 for an enrollment form or download one at www.roycefunds.com/literature. You may also establish these services online.

Automatic Investment Plan
You can make regular purchases to your Royce Fund account directly from your bank account through ACH on a monthly or quarterly basis on the date you select ($50 minimum).

Direct Deposit Payroll Deduction Plan
You can make investments from your payroll or government check into your Royce Fund account each payment or pay period. Your employer must have direct deposit through ACH available for employees. You may cancel the option by giving written notice to your employer or government agency, as appropriate. The Fund is not responsible for the efficiency of the employer or government agency making the payment or of any financial institution transmitting payments. To sign up, you need to complete an Authorization for Direct Deposit form, which you can download by going to www.roycefunds.com/literature and clicking on Special Forms or by calling Investor Services at (800) 221-4268.

Important Information about Purchases
•
If your check or wire does not clear, or if the Funds or their transfer agent do not receive payment for any telephone or online purchase, the transaction will be cancelled and you will be responsible for any loss that the Fund incurs. If you are already a shareholder, the Fund can redeem shares from any identically registered Royce Fund account as reimbursement for any loss.

•	The Funds do not accept third-party checks, “starter” checks, or money orders for initial or subsequent purchases.

•
In order to avoid lengthy processing delays caused by clearing foreign checks, the Funds will only accept a foreign check that has been drawn in U.S. dollars and has been issued by a foreign bank with a U.S. correspondent bank.

•	The Funds reserve the right both to suspend the offering of Fund shares to new investors and to reject any specific purchase request.
•
You may have your bank account information taken from your initial investment check. Otherwise, you must include a voided check with your Account Application for Expedited Purchases and Redemptions. It can take up to three weeks to establish these services; you will receive confirmation of their activation by mail.

Important Information about Telephone and Online Transactions
Neither the Funds nor their transfer agent will be liable for following instructions reasonably believed to be genuine that are received by telephone or made online. The transfer agent

66 | The Royce Fund Prospectus 2014

MEDALLION GUARANTEES

A medallion guarantee protects

shareholders and The Royce Fund

against fraudulent transactions.

You may obtain one at most banks

and brokerage firms. A notary

public cannot provide you with a

medallion guarantee.

uses certain procedures designed to confirm that instructions are genuine. Procedures may include requiring some form of personal identification prior to acting on the instructions, such as providing written confirmation of the transaction and/or recording incoming calls. If the Funds or their transfer agent do not follow such procedures, then they may be liable for any losses due to unauthorized or fraudulent transactions.

How to Sell Shares
You may sell shares in your account at any time and make requests online, by telephone, and by mail. BFDS will generally send the proceeds within two business days of receiving the request.
    Redemptions from Royce-sponsored retirement plan accounts—IRA—and from accounts for which share certificates are outstanding must be made in writing.
    Certain other redemption requests must be made in writing and also require a medallion guarantee of the signature(s) of the shareholder(s). These include redemption requests for $50,000 or more, for a payee(s) other than the shareholder(s), or for proceeds to be sent to an address other than the address of record.

Online
Once you have registered to access your account online at www.roycefunds.com, login, click the Fund you want to sell, and select Redeem from the Account Options dropdown menu. Proceeds may be sent by check, by bank wire, or through ACH. (This service is not available for GiftShare Accounts in Royce Heritage Fund.)

By Telephone
For any amount less than $50,000, you may call Shareholder Services at (800) 841-1180 between 9 a.m. and 5 p.m. Eastern time or call the automated Royce Infoline at (800) 78-ROYCE at any time and BFDS will mail a check to the address of record on the account. You may also establish the Expedited Redemption option, which allows you to have proceeds sent to your bank by wire—usually credited within one business day— and/or by ACH—usually credited within two business days.

By Mail
Mail your letter to The Royce Funds, c/o BFDS (see page 63 for mailing addresses). Written requests must be in Good Order, meaning that the request meets the Fund’s legal and processing requirements.

All written requests to sell shares must contain at least the following to be in Good Order:
•	The name(s) and signature(s) of each shareholder named in the account registration with medallion guarantee(s) if required
•	The Fund name and account number
•	The dollar or share amount you want to sell
•	The address to which you want proceeds sent
•	Certificates, if you are holding any

In addition:
•
Trusts and Corporate Retirement Plan Accounts require a letter of instruction signed by the trustee(s) named in the account registration. Redemptions involving third parties, trustees not named in the account registration, successor trustees, or other situations require additional documentation. Please call Shareholder Services at (800) 841-1180 with any questions.

The Royce Fund Prospectus 2014 | 67

•
Corporate Accounts require a letter of instruction signed by an officer of the corporation and a certified copy of a Corporate Resolution that authorizes the assigning officer to effect transactions. The same party cannot certify the Corporate Resolution and sign the letter of instruction.

•	Partnership/Sole Proprietorship Accounts require a letter of instruction signed by the general partner(s)/sole proprietor named in the account registration.
•	Nominee Accounts require a medallion-guaranteed letter of instruction signed by a general partner or a nominee facsimile stamp.
•
Transfer on Death Accounts require a medallion-guaranteed letter of instruction signed by the beneficiary(ies) named in the account registration, a certified copy of the deceased shareholder’s Death Certificate, a tax waiver if required by the deceased’s former state of residence, and an affidavit signed by the beneficiary(ies) that states: “Under penalty of perjury, I/we swear that there are no known disputes as to the persons entitled to a distribution under the nonprobate transfer or the amounts to be distributed to each person and no known claims that would affect the distribution requested.”

•
Administrators/executors of shareholder estates must provide a medallion-guaranteed letter of instruction, certified copy of Letters Testamentary, which authorize the signing party to act on behalf of the deceased shareholder and, if required by the deceased’s state of former residence, a certified tax waiver.

If you have any questions about how to ensure that your written redemption request is in Good Order, please call Shareholder Services at (800) 841-1180, or e-mail us at www.roycefunds.com/contact.

Automatic Withdrawal Plan
This option allows you to automatically redeem shares from your Fund account and have the proceeds transferred directly to your bank account through ACH on a monthly, quarterly, or annual basis on the 15th day of the month. You must have at least $25,000 in a Fund account to be eligible for this feature.

Important Information About Redemptions
•	Telephone and online redemptions will not be permitted for 30 days after a change in the address of record.
•
If you are redeeming shares recently purchased by check or through ACH, proceeds may not be sent until payment for the purchase is collected, which may take up to 15 calendar days. Otherwise, redemption proceeds must be sent to you within seven days of receipt of your request in Good Order.

•
If you have difficulty making a redemption by telephone or online, you may want to make your redemption request by regular or express mail (See “How to Sell Shares: By Mail” on page 67 for processing information). The Funds reserve the right to revise or terminate telephone or online redemption privileges at any time.

•	The Funds may suspend redemption privileges or postpone payment when the NYSE is closed or during what the Securities and Exchange Commission determines are emergency circumstances.
•	The Funds will normally make redemptions in cash, but reserve the right to satisfy a redemption request by delivering shares of portfolio securities—redemption in kind— under certain circumstances.

68 | The Royce Fund Prospectus 2014

How to Exchange Shares
You may make exchanges between Royce Funds in the Consultant Class. However, you must meet the minimum initial investment when you open an account by exchange. Exchanges are not permitted to or from GiftShare Accounts in Royce Heritage Fund.
    You may make exchanges online, by telephone, and by mail. An exchange involves a purchase and a redemption; therefore you may realize a taxable gain or loss. Exchanges are permitted only if both the registration and the Social Security or Taxpayer Identification Number of the two accounts are identical. You may make an exchange only for shares of a class or series offered for sale in your state of residence. The Fund reserves the right to revise or suspend the exchange privilege at any time.

How to Transfer Ownership
You may transfer the ownership of any of your Fund shares to another person by writing to The Royce Funds, c/o BFDS.
    As with selling shares, your request must be in Good Order (see How To Sell Shares for information regarding Good Order). Please call Shareholder Services at (800) 841-1180 for instructions.

Statements and Reports
•
A confirmation statement is sent to you, electronically or by mail, each time there is a transaction in your account. You can also review your recent account history once you have registered for online account access.

•	Year-to-date account statements are sent semiannually.
•
The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. Directly registered shareholders can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports via eDelivery. Please go to www.roycefunds.com/edelivery for more details.

Other Information

Certificates
Certificates for whole shares of Royce Pennsylvania Mutual, Micro-Cap, Premier, Low-Priced Stock, and Total Return Funds will be issued upon your request. The other Funds do not issue certificates. If a certificate is lost, stolen, or destroyed, you may have to pay the expense to replace it. You must return certificates with any redemption request. For these reasons, the Funds generally discourage the issuing of certificates.

Minimum Account Balance
Due to the relatively high cost of maintaining low-balance accounts, The Royce Funds reserve the right to redeem shares in the account of any Fund (except GiftShare Accounts in Royce Heritage Fund) if the account falls below the minimum initial investment because of redemptions by the shareholder.

The Royce Fund Prospectus 2014 | 69

    The Fund may notify you if, due to redemption(s), the balance in your account is less than the appropriate minimum initial investment (see page 57), or if you discontinue an Automatic Investment Plan before your account reaches the $2,000 minimum initial investment. You would then have 60 days to increase your balance before the Fund would close your account.

    In each of the cases described above, the Fund would promptly pay redemption proceeds to the shareholder.

    If you have any questions about the material in this Shareholder Guide, please call Investor Services at (800) 221-4268 or e-mail us at www.roycefunds.com.

70 | The Royce Fund Prospectus 2014

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More information on The Royce Fund is available free upon request, including the following:

Annual/Semiannual Reports

Additional information about a Fund’s investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund’s performance, is available in the Funds’ annual and semiannual reports to shareholders. These reports are also available online at www.roycefunds.com/literature and by phone.

Statement of Additional Information (“SAI”)
Provides more details about The Royce Fund and its policies. A current SAI is available at www.roycefunds.com/literature and by phone. It is also on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference (is legally considered part of this prospectus).

To obtain more information:

By mail: The Royce Funds, 745 Fifth Avenue, New York, NY 10151
By telephone: (800) 221-4268

Through the Internet: Prospectuses, applications, IRA forms, and additional information are available through our website at www.roycefunds.com/literature.

Text only versions of the Funds’ prospectus, SAI, and other documents filed with the SEC can be viewed online or downloaded from www.sec.gov.

You can also obtain copies of documents filed with the SEC by visiting the SEC’s Public Reference Room in Washington, DC (telephone (202) 551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520. You may also make your request by e-mail at publicinfo@sec.gov after paying a duplicating fee.

SEC File # 811-03599 CRK-PRO-0514